1997 Semiannual
                                     Report

                      [Evergreen Funds logo appears here]
                              Evergreen Funds(SM)
                                   SINCE 1932

                                   Evergreen
                                   Long Term
                                   Bond Funds

                               Table of Contents

Letter to Shareholders  ...............   1
Evergreen Strategic Income Fund
   Fund at a Glance  ..................   2
   Portfolio Manager Interview   ......   3
Evergreen U.S. Government Fund
   Fund at a Glance  ..................   5
   Portfolio Manager Interview   ......   6
Financial Highlights
   Evergreen Strategic Income Fund  ...   8
   Evergreen U.S. Government Fund   ...  11
Schedule of Investments
   Evergreen Strategic Income Fund  ...  13
   Evergreen U.S. Government Fund   ...  18
Statements of Assets and Liabilities     19
Statements of Operations   ............  20
Statements of Changes in Net Assets -
   Six months ended October 31, 1997     21
Statements of Changes in Net Assets -
   Prior Periods  .....................  22
Combined Notes to Financial
Statements  ...........................  23


--------------------------------------------------------------------------------
                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with more than $40 billion in assets under management.

With 65 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broader range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


Mutual Funds:     ARE NOT FDIC INSURED   May lose value (bullet) Are not bank guaranteed


                       Evergreen Funds Distributor, Inc.

                             Letter to Shareholders
                             ----------------------

                                 December, 1997



                                Dear Shareholders:


                                The past six months have been an excellent
(Photo of                       period for most investors in fixed income mutual
William M. Ennis                funds, and the shareholders of the Evergreen
appears here)                   U.S. Government Fund and the Evergreen Strategic
                                Income Fund have been able to enjoy the
William M. Ennis                benefits.
Managing Director
                                The bond market enjoyed an extremely favorable environment, as moderate economic growth and an apparent absence of any serious inflation resulted in a period in which interest rates steadily declined. In fact, the 30-year Treasury
                                Bond's yield fell eight-tenths of one percent, or 80 basis points, to finish the six month fiscal period on October 31, 1997 at 6.15%.
                                While the yield, or income, of bond funds tended to go down, the prices of bonds tended to increase, giving investors strong positive real returns, even after allowing for inflation.

Bond funds are designed to provide investors with more current income and greater potential protection of principal than an equity fund. Of course, they cannot be expected to provide the growth opportunities of an equity fund, which invests primarily in stocks. Bond funds are successful when they produce steady income and relative stability of prices as they have during the past year.

At Evergreen Funds, we believe bond funds have a place in virtually every investor's portfolio, both because of their income and because they help diversify and reduce the risk of the total portfolio of investments. During any short-term period, an undiversified portfolio of stock funds may give the appearance of a performance advantage over a diversified mix of stock, bond and international funds. However, over the long term, proper diversification can help smooth out the bumps in the market and provide greater consistency.

The right measure of diversification is different for each investor. This is why we encourage investors to consult with a financial advisor, who can help determine the right mix of investments for each person, given his or her objectives and risk tolerances.


Upcoming Developments

In the next few weeks and months, shareholders of Evergreen and Keystone funds will begin to notice some changes. The Evergreen Keystone Funds are becoming the Evergreen Funds. On October 31, 1997, Keystone America Funds adopted the name of Evergreen and in early 1998 the original Keystone Fund Family will take the Evergreen name.

We believe that by putting all the funds under the umbrella name of Evergreen Funds we will be creating a simpler and more cohesive image. Importantly, we expect to create substantial cost savings for shareholders as a result of consolidating prospectuses, annual reports, legal registrations and other materials. It also will be easier to find all the funds of the Evergreen Family, to which you have exchange privileges, under one heading in newspapers and electronic services.

What will not change will be our commitment to provide you with the finest investment products and shareholder services possible.

If you have any questions about these changes or other issues affecting your investments, we encourage you to consult your financial advisor or call Evergreen Funds at 1-800-343-2898.

Sincerely,



/s/ William M. Ennis
William M. Ennis
Managing Director

                                   EVERGREEN
                             Strategic Income Fund

                    Fund at a Glance as of October 31, 1997

We were pleased with the Fund's performance, particularly in light of the difficult environment that affected many of the world's financial markets.

                                   Portfolio
                                  Management
                    ----------------------------------------

                  [Photo of Prescott B. Crocker appears here]

                              Prescott B. Crocker
                             Senior Vice President
                              Keystone Investment
                               Management Company

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS


                                Class A     Class B     Class C     Class Y
Inception Date                 4/14/87     2/1/93      2/1/93      1/13/97
--------------------------------------------------------------------------------
Average Annual Returns* ..
--------------------------------------------------------------------------------
6 months with sales charge      2.22%      1.89%       5.90%       7.39%
--------------------------------------------------------------------------------
6 months w/o sales charge       7.32%      6.89%       6.90%       7.39%
--------------------------------------------------------------------------------
One year with sales charge      4.43%      3.66%       7.67%       -
--------------------------------------------------------------------------------
One year w/o sales charge       9.64%      8.66%       8.67%       -
--------------------------------------------------------------------------------
5 years                         8.96%      -           -           -
--------------------------------------------------------------------------------
10 years                        8.07%      -           -           -
--------------------------------------------------------------------------------
Since Inception                 7.24%      7.84%       8.13%       -
--------------------------------------------------------------------------------
Cumulative Total Return
  since inception             109.28%     43.14%      45.00%       4.31%
--------------------------------------------------------------------------------
30-day SEC yield                6.19%      5.72%       5.72%       6.72%
--------------------------------------------------------------------------------
6 month dividends per share   $ 0.25      $0.23       $0.23       $0.25
--------------------------------------------------------------------------------

*Adjusted for maximum applicable sales charge.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH


[Graph appears below with the following information:]

                                Consumer         Lehman Brothers Aggregate
             Class A Shares    Price Index              Bond Index
10/87              9525             10000                  10000
10/89             11079             10895                  12471
10/91             11535             11919                  15349
10/93             17864             12637                  18861
10/95             18131             13332                  21011
10/97             21734             14001                  24217

Comparisons of a $10,000 investment in Keystone Strategic Income Fund, Class A shares, versus a similar investment in the Lehman Aggregate Bond Index (LABI) and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholder investing in the different classes. The investment return and principal value will fluctuate so that an investor's shares when redeemed, may be worth more or less than original cost. The Lehman Aggregate Bond Index is an unmanaged market index. The index does not include transaction costs associated with buying and selling securities, nor any management fees. The Consumer Price Index, a measure of inflation, is through October 31, 1997.
--------------------------------------------------------------------------------
                                INVESTMENT STYLE
                      Morningstar's Style Box is based on a portfolio date as of 9/30/97.
[GRAPHIC
APPEARS
HERE] The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

                      Source: 1997 Morningstar, Inc.

                                   EVERGREEN
                             Strategic Income Fund

                          Portfolio Manager Interview


--------------------------------------------------------------------------------
     How were the Fund's assets invested as of October 31, 1997?


     The Fund was invested as follows: high yield corporate bonds - 39%; U.S. government and agency securities -25%; foreign government bonds - 25% and foreign corporate bonds - 4%. Foreign holdings included the government securities of, among others, the United Kingdom, Venezuela, Germany, Denmark and Canada; and corporate investments in Mexico, Brazil, Canada and Sweden.

                 ----------------------------------------------
                              PORTFOLIO COMPOSITION

(as a percentage of net assets)


[PIE CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

(as a percentatge of net assets)

High Yield Corporate Bonds              39%
U.S. Government and Agency Securities   25%
Foreign Government Bonds                25%
Repurchase agreement and other assets
  and liabilities (net)                  7%
Foreign Corporate Bonds                  4%


--------------------------------------------------------------------------------
     How did the Fund perform?


     We were pleased with the Fund's performance, particularly in light of the difficult environment that affected many of the world's financial markets. For the six months ended October 31, 1997, the Fund's Class A shares returned 7.32%, unadjusted for sales charge. This compares favorably to an average return of 6.52% for the same time period for the multi-sector funds followed by Lipper Analytical Services1.



     (1) Lipper Analytical Services, Inc. is an independent mutual funds performance monitor. The Lipper Average does not include sales charges and if included, the average may be lower.

--------------------------------------------------------------------------------
     What strategies did you use in managing the fund?


     We directed the Fund's investment strategy on relative security value and potential for capital appreciaton. We emphasized high yield holdings and long-term government bonds in the U.S., as our economy continued to grow moderately in the absence of any inflationary pressures. In the foreign sector, we continued to focus on the so-called "high yield" European countries and sought to reduce risk in emerging market countries. The Fund's U.S. investments accounted for approximately two-thirds of net assets, with long-term government bonds providing significant total return when interest rates were falling. The Fund's high yield investments involved those sectors and securities that we believed would benefit from the healthy economic climate. These included the cable industry, radio and broadcasting, energy and telecommunications.


     We maintained the Fund's investment in the government bonds of the so-called "high yield" European countries, which include Sweden, Italy and Spain. The yields on these bonds have fallen, pushing prices higher relative to the benchmark, Germany, as these countries prepare for entry into the European Monetary Union. We also managed the fund's positions in the emerging markets closely. We reduced the fund's holdings in emerging markets by 50% through September 1997, eliminating holdings in Indonesia and selling 80% of the holdings in Brazil.



--------------------------------------------------------------------------------
     What was the investment environment like in each of the sectors in which the Fund invests?


     The environments in the U.S. and Europe were positive throughout the reporting period. The emerging markets generated strong returns for most of the period, but then experienced a sharp and rapid sell-off in response to the Asian currency crisis.

                                   EVERGREEN
                             Strategic Income Fund

                          Portfolio Manager Interview

     Returns in the high yield sector have been attractive over the past six months, turning around from a weak start early in the year. Lower-rated securities benefited from the economy's strength, as a healthy business atmosphere helped to improve the creditworthiness of the underlying companies by increasing profits and reducing the need to borrow. Investors seeking higher yields turned to the high yield sector, willing to take additional credit risk, given the solid economic conditions. In the final weeks of the reporting period, some of the stock market's turbulence spilled over into high yield bonds, erasing some of the sector's gains. This was not surprising, since there is a historic correlation between the behavior of the two markets. We continue to believe there is value in the high yield sector and that the recent softness in prices will be temporary in nature.

     U.S. government and agency securities and foreign government bonds comprised approximately half of the portfolio, in recognition of their potential returns in a period of very low inflation. In the U.S., the investment environment was extremely favorable. Interest rates ended the period lower, although price movement was erratic as signs of economic strength caused investors to become concerned about future inflation. The benchmark 30-year U.S. Treasury peaked at a 7.17% yield in April 1997 and stood at 6.15% on October 31, 1997. In Europe, the environment has been positive for bonds, as countries continued to make the efforts to meet the stringent fiscal, economic and monetary standards that have been established to join the European Monetary Union. The low level of inflation in much of Europe has resulted in their "real" interest rates or the interest rate received by the investor after it has been adjusted for inflation - being very attractive.
                                   Portfolio
                                Characteristics


       Total Net Assets                                $206,653,976
--------------------------------------------------------------------------------
       Average Credit Quality                                     A
--------------------------------------------------------------------------------
       Average Maturity                                    12 years
--------------------------------------------------------------------------------
       Average Duration                                  6.93 years
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     Did the recent Asian currency crisis affect the portfolio's performance?


     The Asian currency crisis, which created turbulence in the world's currency and stock markets at the end of this reporting period, had a minor effect on the portfolio's investment performance. The fund's emerging markets position was adversely affected, but since we had significantly reduced that sector prior to the crisis, we believe the impact to total return was minimal. This type of market disruption serves as a reminder of the benefits provided by the fund's flexible and diverse investment parameters.



--------------------------------------------------------------------------------
     What is your outlook for the next six months?


     In the U.S. and Europe, we look for a continuation of many of the trends we have witnessed over the past six months. We believe the U.S. economy should grow at a pace of 2.5%-3%, with inflation of approximately 2% and declining. In Europe, we expect the driving force to remain countries' efforts to meet the requirements to join European Monetary Union, which is scheduled to take place on January 1, 1999. The market for emerging country debt appears to have stabilized and is recovering some of its losses. While we will exercise extreme prudence in this sector, we recognize the monetary and fiscal efforts being made by some of the emerging market governments are correcting underlying structural problems and we expect prices to improve further over time. As always, we will employ a conservative investment approach, seeking attractive relative value and opportunity for price appreciation.

                                   EVERGREEN
                              U.S. Government Fund

                    Fund at a Glance as of October 31, 1997

Our analysis proved both timely and accurate as our decision to lengthen the Fund's duration over the six month period was largely responsible for the Fund's solid performance.
                                    Portfolio
                                   Management
                    ----------------------------------------

               [PHOTO OF ROLLIN C. WILLIAMS, CFA APPEARS BELOW:]

                            Rollin C. Williams, CFA
                             Senior Vice President
                                      and
                              Senior Fixed Income
                               Portfolio Manager

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS

                                 Class A     Class B     Class C     Class Y
Inception Date                  1/11/93     1/11/93     9/2/94      9/2/93
--------------------------------------------------------------------------------
Average Annual Returns* ..
6 months with sales charge      1.24%       0.88%       4.88%       6.42%
--------------------------------------------------------------------------------
6 months w/o sales charge       6.28%       5.88%       5.88%       6.42%
--------------------------------------------------------------------------------
One year with sales charge      2.74%       2.06%       6.06%       8.13%
--------------------------------------------------------------------------------
One year w/o sales charge       7.86%       7.06%       7.06%       8.13%
--------------------------------------------------------------------------------
Since Inception                 5.16%       5.20%       7.09%       5.73%
--------------------------------------------------------------------------------
Cumulative Total Return since
 inception                     27.37%      27.60%      24.23%      26.28%
--------------------------------------------------------------------------------
30-day SEC yield                5.20%       4.71%       4.71%       5.71%
--------------------------------------------------------------------------------
6 month dividends per share    $0.31       $0.27       $0.27       $0.32
--------------------------------------------------------------------------------

*Adjusted for maximum applicable sales charge.


--------------------------------------------------------------------------------
                                LONG TERM GROWTH

[Graph appears below with the following information:]

                             Consumer       Lehman Brothers Intermediate
          Class A Shares    Price Index         Government Bond Index
1/93           9525            10000                   10000
10/93         10258            10268                   10827
10/94          9852            10536                   10641
10/95         11251            10833                   11898
10/96         11808            11156                   12572
10/97         12737            11377                   13551


Comparisons of a $10,000 investment in Evergreen U.S. Government Fund, Class A shares, versus a similar investment in the Lehman Brothers Intermediate Government Bond Index (LBIGBI), and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholder investing in the different classes. The investment return and principal value will fluctuate so that an investor's shares when redeemed, may be worth more or less than original cost. The Lehman Brothers Intermediate Government Bond Index is an unmanaged market index. The index does not include transaction costs associated with buying and selling securities, nor any management fees. The Consumer Price Index, a measure of inflation, is through October 31, 1997.


--------------------------------------------------------------------------------
                               INVESTMENT STYLE


                      Morningstar's Style Box is based on a portfolio date as of
                        9/30/97.
[GRAPHIC
APPEARS
BELOW] The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.


                      Source: 1997 Morningstar, Inc.

                                   EVERGREEN
                              U.S. Government Fund

                          Portfolio Manager Interview


--------------------------------------------------------------------------------
     How did the Fund perform during the fiscal period?


     Evergreen U.S. Government Fund performed well during the six-month period ended October 31, as the Fund's Class Y shares returned 6.42%. Class A returned 6.28%, Class B returned 5.88%, and Class C returned 5.88%, unadjusted for the maximum sales charges. Performance was aided by falling interest rates which, overall, had a positive effect on bond prices. In addition, solid returns can be attributed to our strategy of lengthening duration, which ultimately enhanced performance within this environment of declining interest rates.



--------------------------------------------------------------------------------
     What was the economic environment like during this period?


     The economy continued to grow at a solid pace, but did so without any evidence of inflationary pressure. This low-inflation environment persisted despite the fact that unemployment remained below the historically low rate of 5%. Conversely, consumer confidence soared, evidenced by strong retail sales. The strong U.S. economy along with benign inflation allowed the Federal Reserve Board to leave key short-term interest rates unchanged during the six-month period. The Fed Funds rate currently stands at 5.5%, where it has been since the Fed last increased rates on March 25, 1997.


     Low inflation and the Federal Reserve Board's non-intervention policy served as catalysts which allowed interest rates to decline over the course of the fiscal period. For the six months ended October 31, yields on the 30-year Treasury bond drifted 80 basis points lower, to 6.15%.

--------------------------------------------------------------------------------
     What was your strategy in managing the portfolio?


     As I stated in our report in June of 1997, "we expect over the next few months that the duration of the Fund will be aggressively extended to take advantage of opportunities as interest rates peak and start to decline."

     Our analysis proved both timely and accurate as our decision to lengthen the fund's duration over the six month period was largely responsible for the Fund's solid performance. Duration was extended from 4.27 years to 4.47 years over the course of the six month period. The longer duration was achieved, in part, through the purchase of securities maturing in 2017 and 2027, while selling small mortgage-backed positions and some shorter Treasury positions. As benign inflationary figures continued to emerge, and interest rates steadily declined, the Fund's increased duration had a positive impact on performance.

     From a sector standpoint, our exposure to mortgage-backed securities - which stood at 53.6% on April 30 - was decreased to 48.0%. Conversely, our position in U.S.
     Treasuries and Agencies was increased and currently stands at 50.3%.

                 ----------------------------------------------
                              PORTFOLIO COMPOSITION

                         (as a percentage of net assets)


               U.S. Treasury Obligations          50.3%
               Mortgage-backed securities         48.0%
               Repurchase agreement and other
                 assets and liabilities (net)      1.7%



     It is also worth noting that on August 1, the Keystone Government Securities Fund was merged into the Fund. As a result of the combination, a number of smaller mortgage-backed securities were liquidated to reduce the number of holdings in the combined funds. The merger increased net assets by $40.3 million, or approximately 14%.

                                   EVERGREEN
                              U.S. Government Fund

                          Portfolio Manager Interview

--------------------------------------------------------------------------------
     What is your outlook going forward?


     Looking ahead, we will continue to monitor the economic data for signs of increased inflation which could lead to higher interest rates in 1998. Historically, strong economic growth combined with extremely tight labor markets have resulted in inflationary pressure, in turn pushing interest rates higher. However, inflation has remained extremely benign despite strong growth and low unemployment. Furthermore, the Federal Reserve Board has tended not to take isolated steps in moving short-term interest rates in any direction. As a result, we believe that the increase in the Fed Funds rate on March 25, is not an isolated event, and any signs of upward price pressure will give the Fed cause to increase interest rates. We will continue to monitor emerging economic data and will respond to any changes in the economy or markets by adjusting the Fund's duration and sector allocations accordingly.


     The strategy of the Evergreen U.S. Government Fund continues to be to provide the investor with a high quality portfolio that offers attractive income.
                                   Portfolio
                                Characteristics


       Total Net Assets                                $327,284,479
--------------------------------------------------------------------------------
       Average Credit Quality                                   AAA
--------------------------------------------------------------------------------
       Average Maturity                                  9.19 years
--------------------------------------------------------------------------------
       Average Duration                                  4.47 years
--------------------------------------------------------------------------------

                                   EVERGREEN
                             Strategic Income Fund

                              Financial Highlights

                (For a share outstanding throughout each period)



                                                              Six Months Ended
                                                            October 31, 1997 (b)    Nine Months Ended
                                                                (Unaudited)        April 30, 1997 (d)
 CLASS A SHARES
Net asset value beginning of period                             $      6.82           $      6.77
                                                                ===========           ===========
-----------------------------------------------------------------------------------------------------
Income from investment operations
-----------------------------------------------------------------------------------------------------
Net investment income                                                  0.25                  0.37
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
 foreign currency related transactions                                 0.24                  0.09
                                                                -----------           -----------
-----------------------------------------------------------------------------------------------------
Total from investment operations                                       0.49                  0.46
                                                                -----------           -----------
-----------------------------------------------------------------------------------------------------
Less distributions from
-----------------------------------------------------------------------------------------------------
Net investment income                                               (  0.25)              (  0.38)
-----------------------------------------------------------------------------------------------------
In excess of investment income                                            0               (  0.03)
-----------------------------------------------------------------------------------------------------
Tax basis return of capital                                               0                     0
-----------------------------------------------------------------------------------------------------
Net realized gains on investments and foreign currency
 related transactions                                                     0                     0
                                                                -----------           -----------
-----------------------------------------------------------------------------------------------------
Total distributions                                                 (  0.25)              (  0.41)
                                                                -----------           -----------
-----------------------------------------------------------------------------------------------------
Net asset value end of period                                   $      7.06           $      6.82
                                                                ===========           ===========
-----------------------------------------------------------------------------------------------------
Total Return (a)                                                       7.32%                 6.80%
-----------------------------------------------------------------------------------------------------
Ratios/supplemental data
Ratios to average net assets
 Expenses                                                              1.31%(c)              1.28%(c)
-----------------------------------------------------------------------------------------------------
 Expenses excluding indirectly paid expenses                           1.31%(c)              1.26%(c)
-----------------------------------------------------------------------------------------------------
 Expenses excluding reimbursement                                      1.31%(c)              1.28%(c)
-----------------------------------------------------------------------------------------------------
 Net investment income                                                 7.10%(c)              7.28%(c)
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 110%                   86%
-----------------------------------------------------------------------------------------------------
Net assets end of period (thousands)                            $    64,683           $    58,725
-----------------------------------------------------------------------------------------------------



                                                                         Year Ended July 31,
                                                             1996        1995       1994 (b)    1993
 CLASS A SHARES
Net asset value beginning of period                          $   6.89    $   7.35   $   7.86    $   7.02
                                                             ========    ========   ========    ========
--------------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------------
Net investment income                                            0.54        0.64      0.61         0.69
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
 foreign currency related transactions                         ( 0.09)     ( 0.45)   ( 0.44)        0.89
                                                             --------    --------   --------    --------
--------------------------------------------------------------------------------------------------------
Total from investment operations                                 0.45        0.19      0.17         1.58
                                                             --------    --------   --------    --------
--------------------------------------------------------------------------------------------------------
Less distributions from
--------------------------------------------------------------------------------------------------------
Net investment income                                          ( 0.52)     ( 0.60)   ( 0.61)      ( 0.72)
--------------------------------------------------------------------------------------------------------
In excess of investment income                                      0      ( 0.03)   ( 0.03)      ( 0.02)
--------------------------------------------------------------------------------------------------------
Tax basis return of capital                                    ( 0.05)     ( 0.02)   ( 0.04)           0
--------------------------------------------------------------------------------------------------------
Net realized gains on investments and foreign currency
 related transactions                                               0           0         0            0
                                                             --------    --------   --------    --------
--------------------------------------------------------------------------------------------------------
Total distributions                                            ( 0.57)     ( 0.65)   ( 0.68)      ( 0.74)
                                                             --------    --------   --------    --------
--------------------------------------------------------------------------------------------------------
Net asset value end of period                                $   6.77    $   6.89   $  7.35     $   7.86
                                                             ========    ========   ========    ========
--------------------------------------------------------------------------------------------------------
Total Return (a)                                                 6.84%       3.00%     1.86%       24.13%
--------------------------------------------------------------------------------------------------------
Ratios/supplemental data
Ratios to average net assets
 Expenses                                                        1.30%       1.33%     1.32%        1.80%
--------------------------------------------------------------------------------------------------------
 Expenses excluding indirectly paid expenses                     1.28%          -         -            -
--------------------------------------------------------------------------------------------------------
 Expenses excluding reimbursement                                1.30%       1.33%     1.32%        1.80%
--------------------------------------------------------------------------------------------------------
 Net investment income                                           8.05%       9.31%     7.79%        9.50%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           101%         95%       92%         151%
--------------------------------------------------------------------------------------------------------
Net assets end of period (thousands)                         $ 68,118    $ 85,970   $105,181    $ 85,793
--------------------------------------------------------------------------------------------------------


                                                                                    Year Ended July 31,
                                                            -------------------------------------------------------------------
                                                              1992         1991         1990           1989         1988
 CLASS A SHARES (continued)
Net asset value beginning of period                          $    6.10    $    7.17     $    9.02     $    9.36    $    10.04
                                                             =========    =========     =========     =========    ==========
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.78         0.89          1.03          1.10          1.05
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
 foreign currency related transactions                            0.89      (  1.01)      (  1.79)      (  0.31)     (   0.65)
                                                             ---------    ---------     ---------     ---------    ----------
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  1.67      (  0.12)      (  0.76)         0.79          0.40
                                                             ---------    ---------     ---------     ---------    ----------
-------------------------------------------------------------------------------------------------------------------------------
Less distributions from
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          (  0.75)     (  0.89)      (  1.04)      (  1.11)     (   1.08)
-------------------------------------------------------------------------------------------------------------------------------
In excess of investment income                                       0      (  0.06)      (  0.05)            0             0
-------------------------------------------------------------------------------------------------------------------------------
Tax basis return of capital                                          0            0             0             0             0
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains on investments and foreign currency
 related transactions                                                0            0             0       (  0.02)            0
                                                             ---------    ---------     ---------     ---------    ----------
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                            (  0.75)     (  0.95)      (  1.09)      (  1.13)     (   1.08)
                                                             ---------    ---------     ---------     ---------    ----------
-------------------------------------------------------------------------------------------------------------------------------
Net asset value end of period                                $    7.02    $    6.10     $    7.17     $    9.02    $     9.36
                                                             =========    =========     =========     =========    ==========
-------------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                                 28.73%        0.54%      (  8.55%)        9.00%         4.49%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data
Ratios to average net assets
 Expenses                                                         2.09%        2.00%         2.00%         1.81%         1.28%
-------------------------------------------------------------------------------------------------------------------------------
 Expenses excluding indirectly paid expenses                         -            -             -             -             -
-------------------------------------------------------------------------------------------------------------------------------
 Expenses excluding reimbursement                                 2.12%        2.25%         2.01%         1.90%         2.08%
-------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                           11.73%       15.23%        12.91%        12.06%        10.98%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             95%          82%           36%           73%           46%
-------------------------------------------------------------------------------------------------------------------------------
Net assets end of period (thousands)                         $  70,459    $  70,246     $  83,106     $ 138,499    $  114,310
-------------------------------------------------------------------------------------------------------------------------------

(a)  Excluding applicable sales charges.
(b)  Calculation based on average shares outstanding.
(c)  Annualized.
(d) The Fund changed its fiscal year end from July 31 to April 30 during the period.




                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Strategic Income Fund

                              Financial Highlights

                (For a share outstanding throughout each period)


                                                 Six Months Ended
                                               October 31, 1997 (b)    Nine Months Ended
                                                   (Unaudited)        April 30, 1997 (d)
 CLASS B SHARES
Net asset value beginning of period                $      6.85           $      6.81
                                                   ===========           ===========
----------------------------------------------------------------------------------------
Income from investment operations
----------------------------------------------------------------------------------------
Net investment income                                     0.23                  0.34
----------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments and foreign currency related
 transactions                                             0.24                  0.07
                                                   -----------           -----------
----------------------------------------------------------------------------------------
Total from investment operations                          0.47                  0.41
                                                   -----------           -----------
----------------------------------------------------------------------------------------
Less distributions from
----------------------------------------------------------------------------------------
Net investment income                                  (  0.23)              (  0.34)
----------------------------------------------------------------------------------------
In excess of net investment income                           0               (  0.03)
----------------------------------------------------------------------------------------
Tax basis return of capital                                  0                     0
                                                   -----------           -----------
----------------------------------------------------------------------------------------
Total distributions                                    (  0.23)              (  0.37)
                                                   -----------           -----------
----------------------------------------------------------------------------------------
Net asset value end of period                      $      7.09           $      6.85
                                                   ===========           ===========
----------------------------------------------------------------------------------------
Total Return (a)                                          6.89%                 6.06%
----------------------------------------------------------------------------------------
Ratios/supplemental data
Ratios to average net assets
 Expenses                                                 2.08%(c)              2.04%(c)
----------------------------------------------------------------------------------------
 Expenses excluding indirectly paid expenses              2.08%(c)              2.02%(c)
----------------------------------------------------------------------------------------
 Net investment income                                    6.33%(c)              6.52%(c)
----------------------------------------------------------------------------------------
Portfolio turnover rate                                    110%                   86%
----------------------------------------------------------------------------------------
Net assets end of period (thousands)               $   118,072           $   110,082
----------------------------------------------------------------------------------------



                                                        Year Ended July 31,
                                                                                      February 1, 1993
                                                                                      (Date of Initial
                                                                                      Public Offering)
                                                 1996         1995       1994 (b)     to July 31, 1993
 CLASS B SHARES
Net asset value beginning of period             $    6.92    $    7.38    $    7.89     $      7.07
                                                =========    =========    =========     ===========
------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------
Net investment income                                0.50         0.60         0.55            0.24
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments and foreign currency related
 transactions                                     (  0.09)     (  0.47)     (  0.44)           0.92
                                                ---------    ---------    ---------     -----------
------------------------------------------------------------------------------------------------------
Total from investment operations                     0.41         0.13         0.11            1.16
                                                ---------    ---------    ---------     -----------
------------------------------------------------------------------------------------------------------
Less distributions from
------------------------------------------------------------------------------------------------------
Net investment income                             (  0.47)     (  0.55)     (  0.55)        (  0.24)
------------------------------------------------------------------------------------------------------
In excess of net investment income                      0      (  0.03)     (  0.03)        (  0.10)
------------------------------------------------------------------------------------------------------
Tax basis return of capital                       (  0.05)     (  0.01)     (  0.04)              0
                                                ---------    ---------    ---------     -----------
------------------------------------------------------------------------------------------------------
Total distributions                               (  0.52)     (  0.59)     (  0.62)        (  0.34)
                                                ---------    ---------    ---------     -----------
------------------------------------------------------------------------------------------------------
Net asset value end of period                   $    6.81    $    6.92    $    7.38     $      7.89
                                                =========    =========    =========     ===========
------------------------------------------------------------------------------------------------------
Total Return (a)                                     6.21%        2.12%        1.10%          16.75%
------------------------------------------------------------------------------------------------------
Ratios/supplemental data
Ratios to average net assets
 Expenses                                            2.07%        2.06%        2.07%           2.37% (c)
------------------------------------------------------------------------------------------------------
 Expenses excluding indirectly paid expenses         2.05%           -            -               -
------------------------------------------------------------------------------------------------------
 Net investment income                               7.28%        8.58%        7.11%           7.18%(c)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               101%          95%          92%            151%
------------------------------------------------------------------------------------------------------

Net assets end of period (thousands)            $ 123,389    $ 149,091    $ 162,866     $    35,415
------------------------------------------------------------------------------------------------------


                                                 Six Months Ended
                                               October 31, 1997 (b)    Nine Months Ended
                                                   (Unaudited)        April 30, 1997 (d)
 CLASS C SHARES
Net asset value beginning of period                $      6.84           $      6.80
                                                   ===========           ===========
----------------------------------------------------------------------------------------
Income from investment operations
----------------------------------------------------------------------------------------
Net investment income                                     0.23                  0.33
----------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments and foreign currency related
 transactions                                             0.24                  0.08
                                                   -----------           -----------
----------------------------------------------------------------------------------------
Total from investment operations                          0.47                  0.41
                                                   -----------           -----------
----------------------------------------------------------------------------------------
Less distributions from
----------------------------------------------------------------------------------------
Net investment income                                  (  0.23)              (  0.34)
----------------------------------------------------------------------------------------
In excess of net investment income                           0               (  0.03)
----------------------------------------------------------------------------------------
Tax basis return of capital                                  0                     0
                                                   -----------           -----------
----------------------------------------------------------------------------------------
Total distributions                                    (  0.23)              (  0.37)
                                                   -----------           -----------
----------------------------------------------------------------------------------------
Net asset value end of period                      $      7.08           $      6.84
                                                   ===========           ===========
----------------------------------------------------------------------------------------
Total Return (a)                                          6.90%                 6.07%
----------------------------------------------------------------------------------------
Ratios/supplemental data
Ratios to average net assets
 Expenses                                                 2.08%(c)              2.04%(c)
----------------------------------------------------------------------------------------
 Expenses excluding indirectly paid expenses              2.08%(c)              2.03%(c)
----------------------------------------------------------------------------------------
 Net investment income                                    6.34%(c)              6.52%(c)
----------------------------------------------------------------------------------------
Portfolio turnover rate                                    110%                   86%
----------------------------------------------------------------------------------------
Net assets end of period (thousands)               $    22,661           $    24,304
----------------------------------------------------------------------------------------



                                                        Year Ended July 31,
                                                                                      February 1, 1993
                                                                                      (Date of Initial
                                                                                      Public Offering)
                                                 1996         1995       1994 (b)     to July 31, 1993
 CLASS C SHARES
Net asset value beginning of period            $     6.92   $     7.37   $     7.88     $      7.07
                                               ==========   ==========   ==========     ===========
------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------
Net investment income                               0.49         0.59         0.55             0.24
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments and foreign currency related
 transactions                                    (  0.09)     (  0.45)     (  0.44)            0.91
                                               ----------   ----------   ----------     -----------
------------------------------------------------------------------------------------------------------
Total from investment operations                    0.40         0.14         0.11             1.15
                                               ----------   ----------   ----------     -----------
------------------------------------------------------------------------------------------------------
Less distributions from
------------------------------------------------------------------------------------------------------
Net investment income                            (  0.47)     (  0.55)     (  0.55)         (  0.24)
------------------------------------------------------------------------------------------------------
In excess of net investment income                     0      (  0.03)     (  0.03)         (  0.10)
------------------------------------------------------------------------------------------------------
Tax basis return of capital                      (  0.05)     (  0.01)     (  0.04)               0
                                               ----------   ----------   ----------     -----------
------------------------------------------------------------------------------------------------------
Total distributions                              (  0.52)     (  0.59)     (  0.62)         (  0.34)
                                               ----------   ----------   ----------     -----------
------------------------------------------------------------------------------------------------------
Net asset value end of period                  $    6.80    $    6.92    $    7.37      $      7.88
                                               ==========   ==========   ==========     ===========
------------------------------------------------------------------------------------------------------
Total Return (a)                                    6.07%        2.27%        1.09%           16.61%
------------------------------------------------------------------------------------------------------
Ratios/supplemental data
Ratios to average net assets
 Expenses                                           2.07%        2.08%        2.07%            2.25%(c)
------------------------------------------------------------------------------------------------------
 Expenses excluding indirectly paid expenses        2.05%           -            -                -
------------------------------------------------------------------------------------------------------
 Net investment income                              7.29%        8.56%        7.09%            7.35%(c)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              101%          95%          92%             151%
------------------------------------------------------------------------------------------------------
Net assets end of period (thousands)           $  31,816    $  46,221    $  59,228      $    19,706
------------------------------------------------------------------------------------------------------

(a) Excluding applicable sales charges
(b) Calculation based on average shares outstanding.
(c) Annualized.
(d) The Fund changed its fiscal year end from July 31 to April 30 during the period.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Strategic Income Fund

                              Financial Highlights

                (For a share outstanding throughout each period)


                                                                                                             January 13, 1997
                                                                                       Six Months Ended      (Date of Initial
                                                                                     October 31, 1997 (b)    Public Offering)
                                                                                         (Unaudited)        to April 30, 1997
 CLASS Y SHARES
Net asset value beginning of period                                                       $     6.65           $     7.03
                                                                                          ==========           ==========
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                           0.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency related             0.24              (  0.20)
  transactions                                                                            ----------           ----------
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                0.49              (  0.20)
                                                                                          ----------           ----------
-----------------------------------------------------------------------------------------------------------------------------
Less distributions from
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                        (  0.25)             (  0.17)
-----------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                                                 0              (  0.01)
                                                                                          ----------           ----------
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                          (  0.25)             (  0.18)
                                                                                          ----------           ----------
-----------------------------------------------------------------------------------------------------------------------------
Net asset value end of period                                                             $     6.89           $     6.65
                                                                                          ==========           ==========
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                                                                    7.39%             (  2.87%)
-----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data
Ratios to average net assets
 Expenses                                                                                       1.04%(a)             0.00%(a)
-----------------------------------------------------------------------------------------------------------------------------
 Expenses excluding indirectly paid expenses                                                    1.04%(a)             0.00%(a)
-----------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                                          6.83%(a)             0.00%(a)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                          110%                  86%
-----------------------------------------------------------------------------------------------------------------------------
Net assets end of period (thousands)                                                      $    1,237           $        0
-----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) Calculation based on average shares outstanding.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              U.S. Government Fund

                              Financial Highlights

                (For a share outstanding throughout each period)



                                            Six Months
                                         Ended October 31,       Ten Months
                                               1997                Ended           Year Ended
                                            (Unaudited)      April 30, 1997 (d)   June 30, 1996
 CLASS A SHARES
Net asset value beginning of period         $      9.39         $      9.42         $     9.65
                                            ===========         ===========         ==========
----------------------------------------------------------------------------------------------
Income from investment operations
----------------------------------------------------------------------------------------------
Net investment income                              0.31                0.52               0.63
----------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                    0.27             (  0.03)           (  0.23)
                                            -----------         -----------         ----------
----------------------------------------------------------------------------------------------
Total from investment operations                   0.58                0.49               0.40
                                            -----------         -----------         ----------
----------------------------------------------------------------------------------------------
Less distributions from net
 investment income                              (  0.31)            (  0.52)           (  0.63)
                                            -----------         -----------         ----------
----------------------------------------------------------------------------------------------
Net asset value end of period               $      9.66         $      9.39         $     9.42
                                            ===========         ===========         ==========
----------------------------------------------------------------------------------------------
Total Return (b)                                   6.28%               5.30%              4.28%
----------------------------------------------------------------------------------------------
Ratios/supplemental data
Ratios to average net assets
 Expenses                                          1.02%(a)            0.98%(a)           0.99%
----------------------------------------------------------------------------------------------
 Expenses excluding indirectly paid
  expenses                                         1.02%(a)            0.98%(a)              -
----------------------------------------------------------------------------------------------
 Expenses excluding waivers and/or
  reimbursements                                   1.02%(a)            0.98%(a)           0.99%
----------------------------------------------------------------------------------------------
 Net investment income                             6.38%(a)            6.60%(a)           6.61%
----------------------------------------------------------------------------------------------
Portfolio turnover rate                               5%                 12%                23%
----------------------------------------------------------------------------------------------
Net assets end of period (thousands)        $    37,329         $    17,913         $   20,345
----------------------------------------------------------------------------------------------



                                                                                  January 11, 1993
                                            Six Months                            (Date of Initial
                                               Ended            Year Ended       Public Offering) to
                                         June 30, 1995 (c)   December 31, 1994    December 31, 1993
 CLASS A SHARES
Net asset value beginning of period         $      9.07         $     10.05         $      10.00
                                            ===========         ===========         ============
----------------------------------------------------------------------------------------------------
Income from investment operations
----------------------------------------------------------------------------------------------------
Net investment income                              0.33                0.66                 0.68
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                    0.58            (   0.98)                0.05
                                            -----------         -----------         ------------
----------------------------------------------------------------------------------------------------
Total from investment operations                   0.91            (   0.32)                0.73
                                            -----------         -----------         ------------
----------------------------------------------------------------------------------------------------
Less distributions from net
 investment income                              (  0.33)           (   0.66)            (   0.68)
                                            -----------         -----------         ------------
----------------------------------------------------------------------------------------------------
Net asset value end of period               $      9.65         $      9.07         $      10.05
                                            ===========         ===========         ============
----------------------------------------------------------------------------------------------------
Total Return (b)                                  10.17%           (   3.18%)               7.43%
----------------------------------------------------------------------------------------------------
Ratios/supplemental data
Ratios to average net assets
 Expenses                                          1.04%(a)            0.96%                0.68%(a)
----------------------------------------------------------------------------------------------------
 Expenses excluding indirectly paid
  expenses                                            -                   -                    -
----------------------------------------------------------------------------------------------------
 Expenses excluding waivers and/or
  reimbursements                                   1.05%(a)            1.00%                0.99%(a)
----------------------------------------------------------------------------------------------------
 Net investment income                             7.07%(a)            6.97%                6.93%(a)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                               0%                 19%                  39%
----------------------------------------------------------------------------------------------------
Net assets end of period (thousands)        $    22,445         $    23,706         $     38,851
----------------------------------------------------------------------------------------------------


                                            Six Months
                                         Ended October 31,       Ten Months
                                               1997                Ended           Year Ended
                                            (Unaudited)      April 30, 1997 (d)   June 30, 1996
 CLASS B SHARES
Net asset value beginning of period         $      9.39         $      9.42         $    9.65
                                            ===========         ===========         =========
-----------------------------------------------------------------------------------------------
Income from investment operations
-----------------------------------------------------------------------------------------------
Net investment income                              0.28                0.46              0.56
-----------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                    0.26             (  0.03)          (  0.23)
                                            -----------         -----------         ---------
-----------------------------------------------------------------------------------------------
Total from investment operations                   0.54                0.43              0.33
                                            -----------         -----------         ---------
-----------------------------------------------------------------------------------------------
Less distributions from net
 investment income                              (  0.27)            (  0.46)          (  0.56)
                                            -----------         -----------         ---------
-----------------------------------------------------------------------------------------------
Net asset value end of period               $      9.66         $      9.39         $    9.42
                                            ===========         ===========         =========
-----------------------------------------------------------------------------------------------
Total Return (b)                                   5.88%               4.65%             3.50%
-----------------------------------------------------------------------------------------------
Ratios/supplemental data
Ratios to average net assets
 Expenses                                          1.77%(a)            1.73%(a)          1.74%
-----------------------------------------------------------------------------------------------
 Expenses excluding indirectly paid
  expenses                                         1.77%(a)            1.73%(a)             -
-----------------------------------------------------------------------------------------------
 Expenses excluding waivers and/or
  reimbursements                                   1.77%(a)            1.73%(a)          1.74%
-----------------------------------------------------------------------------------------------
 Net investment income                             5.68%(a)            5.85%(a)          5.85%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               5%                 12%               23%
-----------------------------------------------------------------------------------------------
Net assets end of period (thousands)        $   145,591         $   142,371         $ 165,988
-----------------------------------------------------------------------------------------------



                                                                                  January 11, 1993
                                            Six Months                            (Date of Initial
                                               Ended            Year Ended       Public Offering) to
                                         June 30, 1995 (c)   December 31, 1994    December 31, 1993
 CLASS B SHARES
Net asset value beginning of period         $      9.07         $     10.05         $      10.00
                                            ===========         ===========         ============
---------------------------------------------------------------------------------------------------
Income from investment operations
---------------------------------------------------------------------------------------------------
Net investment income                              0.29                0.61                 0.63
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                    0.58            (   0.98)                0.05
                                            -----------         -----------         ------------
---------------------------------------------------------------------------------------------------
Total from investment operations                   0.87            (   0.37)                0.68
                                            -----------         -----------         ------------
---------------------------------------------------------------------------------------------------
Less distributions from net
 investment income                              (  0.29)           (   0.61)            (   0.63)
                                            -----------         -----------         ------------
---------------------------------------------------------------------------------------------------
Net asset value end of period               $      9.65         $      9.07         $      10.05
                                            ===========         ===========         ============
---------------------------------------------------------------------------------------------------
Total Return (b)                                   9.76%           (   3.75%)               6.91%
---------------------------------------------------------------------------------------------------
Ratios/supplemental data
Ratios to average net assets
 Expenses                                          1.79%(a)            1.54%                1.19%(a)
---------------------------------------------------------------------------------------------------
 Expenses excluding indirectly paid
  expenses                                            -                   -                    -
---------------------------------------------------------------------------------------------------
 Expenses excluding waivers and/or
  reimbursements                                   1.80%(a)            1.58%                1.50%(a)
---------------------------------------------------------------------------------------------------
 Net investment income                             6.32%(a)            6.42%                6.44%(a)
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                               0%                 19%                  39%
---------------------------------------------------------------------------------------------------
Net assets end of period (thousands)        $   192,490         $   195,571         $    236,696
---------------------------------------------------------------------------------------------------

(a) Annualized.
(b) Excluding applicable sales charges.
(c) The Fund changed its fiscal year end from December 31 to June 30.
(d) The Fund changed its fiscal year end from June 30 to April 30.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              U.S. Government Fund

                              Financial Highlights

                (For a share outstanding throughout each period)


                                               Six Months Ended
                                               October 31, 1997    Ten Months Ended
                                                 (Unaudited)      April 30, 1997 (d)
 CLASS C SHARES
Net asset value beginning of period              $      9.39         $      9.42
                                                 ===========         ===========
-----------------------------------------------------------------------------------
Income from investment operations
-----------------------------------------------------------------------------------
Net investment income                                   0.28                0.46
-----------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments                                            0.26             (  0.03)
                                                 -----------         -----------
-----------------------------------------------------------------------------------
Total from investment operations                        0.54                0.43
                                                 -----------         -----------
-----------------------------------------------------------------------------------
Less distributions from net investment
 income                                              (  0.27)            (  0.46)
                                                 -----------         -----------
-----------------------------------------------------------------------------------
Net asset value end of period                    $      9.66         $      9.39
                                                 ===========         ===========
-----------------------------------------------------------------------------------
Total Return (b)                                        5.88%               4.65%
-----------------------------------------------------------------------------------
Ratios/supplemental data
Ratios to average net assets
 Expenses                                               1.78%(a)            1.73%(a)
-----------------------------------------------------------------------------------
 Expenses excluding indirectly paid expenses            1.78%(a)            1.73%(a)
-----------------------------------------------------------------------------------
 Expenses excluding waivers and/or
  reimbursements                                        1.78%(a)            1.73%(a)
-----------------------------------------------------------------------------------
 Net investment income                                  5.57%(a)            5.85%(a)
-----------------------------------------------------------------------------------
Portfolio turnover rate                                    5%                 12%
-----------------------------------------------------------------------------------
Net assets end of period (thousands)             $     6,260         $       455
-----------------------------------------------------------------------------------



                                                                                    September 2, 1994
                                                                                    (Date of Initial
                                                Year Ended      Six Months Ended   Public Offering) to
                                               June 30, 1996   June 30, 1995 (c)    December 31, 1994
 CLASS C SHARES
Net asset value beginning of period              $     9.65       $      9.07         $       9.39
                                                 ==========       ===========         ============
------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------
Net investment income                                  0.56              0.29                 0.20
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments                                        (  0.23)             0.58             (   0.32)
                                                 ----------       -----------         ------------
------------------------------------------------------------------------------------------------------
Total from investment operations                       0.33              0.87             (   0.12)
                                                 ----------       -----------         ------------
------------------------------------------------------------------------------------------------------
Less distributions from net investment
 income                                             (  0.56)          (  0.29)            (   0.20)
                                                 ----------       -----------         ------------
------------------------------------------------------------------------------------------------------
Net asset value end of period                    $     9.42       $      9.65         $       9.07
                                                 ==========       ===========         ============
------------------------------------------------------------------------------------------------------
Total Return (b)                                       3.50%             9.76%            (   1.30%)
------------------------------------------------------------------------------------------------------
Ratios/supplemental data
Ratios to average net assets
 Expenses                                              1.74%             1.79%(a)             1.71%(a)
------------------------------------------------------------------------------------------------------
 Expenses excluding indirectly paid expenses              -                 -                    -
------------------------------------------------------------------------------------------------------
 Expenses excluding waivers and/or
  reimbursements                                       1.74%             1.80%(a)             1.75%(a)
------------------------------------------------------------------------------------------------------
 Net investment income                                 5.87%             6.36%(a)             6.70%(a)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  23%                0%                  19%
------------------------------------------------------------------------------------------------------
Net assets end of period (thousands)             $      649       $       350         $        266
------------------------------------------------------------------------------------------------------


                                         Six Months Ended
                                         October 31, 1997    Ten Months Ended     Year Ended
                                           (Unaudited)      April 30, 1997 (d)   June 30, 1996
 CLASS Y SHARES
Net asset value beginning of period        $      9.39         $      9.42         $    9.65
                                           ===========         ===========         =========
----------------------------------------------------------------------------------------------
Income from investment operations
----------------------------------------------------------------------------------------------
Net investment income                             0.32                0.54              0.66
----------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                   0.27             (  0.03)          (  0.23)
                                           -----------         -----------         ---------
----------------------------------------------------------------------------------------------
Total from investment operations                  0.59                0.51              0.43
                                           -----------         -----------         ---------
----------------------------------------------------------------------------------------------
Less distributions from net
 investment income                             (  0.32)            (  0.54)          (  0.66)
                                           -----------         -----------         ---------
----------------------------------------------------------------------------------------------
Net asset value end of period              $      9.66         $      9.39         $    9.42
                                           ===========         ===========         =========
----------------------------------------------------------------------------------------------
Total Return                                      6.42%               5.52%             4.54%
----------------------------------------------------------------------------------------------
Ratios/supplemental data
Ratios to average net assets
 Expenses                                         0.77%(a)            0.73%(a)          0.74%
----------------------------------------------------------------------------------------------
 Expenses excluding indirectly paid
  expenses                                        0.77%(a)            0.73%(a)             -
----------------------------------------------------------------------------------------------
 Expenses excluding waivers and/or
  reimbursements                                  0.77%(a)            0.73%(a)          0.74%
----------------------------------------------------------------------------------------------
 Net investment income                            6.67%(a)            6.85%(a)          6.86%
----------------------------------------------------------------------------------------------
Portfolio turnover rate                              5%                 12%               23%
----------------------------------------------------------------------------------------------
Net assets end of period (thousands)       $   138,104         $   127,099         $ 121,569
----------------------------------------------------------------------------------------------



                                                                                  September 2, 1993
                                                                                  (Date of Initial
                                          Six Months Ended      Year Ended       Public Offering) to
                                         June 30, 1995 (c)   December 31, 1994    December 31, 1993
 CLASS Y SHARES
Net asset value beginning of period         $      9.07         $     10.05         $      10.25
                                            ===========         ===========         ============
---------------------------------------------------------------------------------------------------
Income from investment operations
---------------------------------------------------------------------------------------------------
Net investment income                              0.34                0.69                 0.25
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                    0.58            (   0.98)            (   0.20)
                                            -----------         -----------         ------------
---------------------------------------------------------------------------------------------------
Total from investment operations                   0.92            (   0.29)                0.05
                                            -----------         -----------         ------------
---------------------------------------------------------------------------------------------------
Less distributions from net
 investment income                              (  0.34)           (   0.69)            (   0.25)
                                            -----------         -----------         ------------
---------------------------------------------------------------------------------------------------
Net asset value end of period               $      9.65         $      9.07         $      10.05
                                            ===========         ===========         ============
---------------------------------------------------------------------------------------------------
Total Return                                      10.30%           (   2.94%)               0.49%
---------------------------------------------------------------------------------------------------
Ratios/supplemental data
Ratios to average net assets
 Expenses                                          0.79%(a)            0.71%                0.48%(a)
---------------------------------------------------------------------------------------------------
 Expenses excluding indirectly paid
  expenses                                            -                   -                    -
---------------------------------------------------------------------------------------------------
 Expenses excluding waivers and/or
  reimbursements                                   0.80%(a)            0.75%                0.79%(a)
---------------------------------------------------------------------------------------------------
 Net investment income                             7.31%(a)            7.27%                7.20%(a)
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                               0%                 19%                  39%
---------------------------------------------------------------------------------------------------
Net assets end of period (thousands)        $    16,934         $    15,595         $     14,486
---------------------------------------------------------------------------------------------------

(a) Annualized.
(b) Excluding applicable sales charges.
(c) The Fund changed its fiscal year end from December 31 to June 30.
(d) The Fund changed its fiscal year end from June 30 to April 30.

                  See Combined Notes to Financial Statements.

                                    EVERGREEN
                              Strategic Income Fund

                             Schedule of Investments

                          October 31, 1997 (Unaudited)





   Principal
   Amount                                     Value
CORPORATE BONDS - 37.6%
                 Chemical & Agricultural
                 Products - 1.3%
 $  1,000,000    Freedom Chemicals,
                 Company,
                 Sr. Notes (Subord.),
                 10.63%, 10/15/06  ...      $  1,125,000
    1,000,000    Polymer Group,
                 Incorporated,
                 Sr. Notes (Subord.),
                 Series B,
                 9.00%, 7/1/07  ......         1,000,000
      500,000    Texas Petrochemicals
                 Corporation,
                 Sr. Notes (Subord.),
                 11.13%, 7/1/06 ......           550,000
                                            ------------
                                               2,675,000
                                            ------------

                 Communication Systems &
                 Services - 6.3%
    1,550,000    Adelphia Communications
                 Corporation,
                 Sr. Notes, Series B,
                 9.88%, 3/1/07  ......         1,592,625
      250,000    Adelphia Communications
                 Corporation,
                 Sr. Notes,
                 10.50%, 7/15/04 (e)             261,250
    1,000,000    Comcast Cellular
                 Holdings,
                 Incorporated,
                 Sr. Notes,
                 9.50%, 5/1/07 (e) ...         1,035,000
    2,000,000    Diamond Cable
                 Communications
                 Company,
                 Sr. Disc. Notes,
                 (Eff. Yield 11.78%)
                 (d),
                 0.00%, 9/30/04 ......         1,680,000
      500,000    Diamond Cable
                 Communications PLC,
                 Sr. Disc. Notes,
                 (Eff. Yield 10.48%)
                 (d),
                 0.00%, 2/15/07 ......           323,750
      250,000    Frontiervision,
                 Sr. Notes,
                 11.00%, 10/15/06  ...           270,000
    1,000,000    Fundy Cable Limited,
                 Sr. Secd. 2nd Priority
                 Notes,
                 11.00%, 11/15/05  ...         1,062,500
      500,000    Intermedia Capital
                 Partners,
                 Sr. Notes,
                 11.25%, 8/1/06 ......           545,000
    1,250,000    Marcus Cable Operations
                 Limited
                 Partnership,
                 Sr. Disc. Notes
                 (Subord.),
                 (Eff. Yield 10.07%)
                 (d),
                 0.00%, 8/1/04  ......         1,131,250
                 McLeod USA,
                 Incorporated:
      300,000     Sr. Notes,
                 9.25%, 7/15/07 (e)              306,000
    1,250,000     Sr. Disc. Notes
                 (Eff. Yield 9.84%) (d)
                 0.00%, 3/1/07 (e) ...           862,500
    1,000,000    Rogers Cablesystems
                 Limited,
                 Sr. Deb. (Subord.),
                 10.13%, 9/1/12 ......         1,050,000
      500,000    Rogers Cantel,
                 Sr. Secd. Deb.,
                 9.38%, 6/1/08  ......           528,750


    Principal
   Amount                                      Value
CORPORATE BONDS - continued
                 Communication Systems & Services - continued
                 TCI Satellite Entertainment,
                  Incorporated:
 $    250,000     Sr. Disc. Notes,
                 (Subord.)
                 12.25%, 2/15/07 (e)        $    160,000
      750,000     Sr. Disc. Notes,
                 (Subord.)
                 10.88%, 2/15/07 (e)             780,000
      650,000    Telewest Communications
                 PLC,
                 Sr. Disc. Deb.,
                 (Eff. Yield 10.11%)
                 (d),
                 0.00%, 10/1/07 ......           487,500
    1,000,000    Vanguard Cellular
                 Systems,
                 Incorporated,
                 Sr. Deb.,
                 9.38%, 4/15/06 ......         1,015,000
                                            ------------
                                              13,091,125
                                            ------------
                 Consumer Products &
                 Services - 1.6%
      575,000    Drypers Corporation,
                 Sr. Notes, Series B,
                 10.25%, 6/15/07   ...           577,875
    4,000,000    Revlon Worldwide
                 Corporation,
                 Sr. Secd. Disc. Notes,
                 Series B,
                 (Eff. Yield 11.54%)(d),
                 0.00%, 3/15/01 (e)            2,740,000
                                            ------------
                                               3,317,875
                                            ------------
                 Diversified
                 Companies - 0.2%
      500,000    Cinemark USA,
                 Incorporated,
                 Sr. Notes (Subord.),
                 Series B,
                 9.63%, 8/1/08  ......           515,000
                                            ------------
                 Energy - 4.8%
    1,325,000    Benton Oil and Gas
                 Company,
                 Sr. Notes,
                 9.38%, 11/1/07 (e)            1,325,000
    1,000,000    Clark USA,
                 Incorporated,
                 Sr. Notes, Series B,
                 10.88%, 12/1/05   ...         1,085,000
    1,000,000    Dawson Production
                 Services,
                 Incorporated,
                 Sr. Notes,
                 9.38%, 2/1/07  ......         1,050,000
    1,000,000    Energy Corporation of
                 America,
                 Sr. Notes (Subord.),
                 Series A,
                 9.50%, 5/15/07 ......         1,005,000
    1,250,000    HS Resources,
                 Incorporated,
                 Sr. Notes (Subord.),
                 9.25%, 11/15/06   ...         1,284,375
    1,500,000    Petsec Energy
                 Incorporated,
                 Sr. Notes (Subord.),
                 9.50%, 6/15/07 (e)            1,533,750
      500,000    Plains Resources,
                 Incorporated,
                 Sr. Notes (Subord.),
                 Series B,
                 10.25%, 3/15/06   ...           532,500
    2,000,000    Transamerican Energy
                 Corporation,
                 Sr. Secd. Notes,
                 11.50%, 6/15/02 (e)           2,050,000
                                            ------------
                                               9,865,625
                                            ------------

                                    EVERGREEN
                              Strategic Income Fund

                       Schedule of Investments (continued)

                          October 31, 1997 (Unaudited)




   Principal
   Amount                                   Value
CORPORATE BONDS - continued
                 Finance &
                 Insurance - 1.2%
 $  1,850,000    PNC Student Loan
                 Trust I,
                 6.73%, 1/25/07  ...      $  1,899,719
      800,000    PTC International
                 Finance BV,
                 Sr. Notes (Subord.),
                 (Eff. Yield 10.14%)
                 (d),
                 0.00%, 7/1/07 (e)             512,000
                                          ------------
                                             2,411,719
                                          ------------
                 Food & Beverage
                 Products - 3.3%
      825,000    AFC Enterprises,
                 Incorporated,
                 Sr. Notes (Subord.),
                 10.25%, 5/15/07 ...           866,250
      500,000    Chiquita Brands
                 International,
                 Incorporated,
                 Sr. Notes,
                 9.63%, 1/15/04  ...           522,500
    1,500,000    FRD Acquisition
                 Company,
                 Sr. Notes, Series B,
                 12.50%, 7/15/04 ...         1,612,500
    4,336,000    Iowa Select Farms,
                 Series A, Sr. Notes,
                 (Eff. Yield 16.62%)
                 (d)
                 (8/2/94-$2,243,310),
                 0.00%, 2/15/04 (b)          3,205,171
      500,000    Ralphs Grocery
                 Company,
                 Sr. Notes (Subord.),
                 11.00%, 6/15/05 ...           547,500
                                          ------------
                                             6,753,921
                                          ------------
                 Forest
                 Products - 0.4%
      375,000    Four M Corporation,
                 Sr. Secd. Notes,
                 Series B,
                 12.00%, 6/1/06  ...           400,313
      350,000    Printpack,
                 Incorporated,
                 Sr. Notes (Subord.),
                 Series B,
                 10.63%, 8/15/06 ...           365,750
                                          ------------
                                               766,063
                                          ------------
                 Gaming &
                 Leisure - 4.5%
    1,000,000    Boyd Gaming
                 Corporation,
                 Sr. Notes (Subord.),
                 9.50%, 7/15/07 (e)          1,015,000
    2,488,391    Grand Palais Casino,
                 Incorporated,
                 Sr. Secd. PIK Notes,
                 (8/15/94 -
                 $2,488,391),
                 18.25%, 11/1/97 (a)                25
                 (b) (c)
    1,000,000    Hollywood Park,
                 Incorporated,
                 Sr. Notes (Subord.),
                 9.50%, 8/1/07 (e)           1,075,000
      850,000    Horseshoe Gaming,
                 Sr. Notes,
                 9.38%, 6/15/07 (e)            873,375
    1,000,000    Lodgenet
                 Entertainment
                 Corporation,
                 Sr. Notes,
                 10.25%, 12/15/06 (e)        1,031,250
    1,500,000    Majestic Star Casino
                 LLC,
                 Sr. Secd. Notes,
                 12.75%, 5/15/03 ...         1,642,500


    Principal
   Amount                                    Value
CORPORATE BONDS - continued
                 Gaming & Leisure - continued
 $  1,000,000    Showboat,
                 Incorporated,
                 Sr. Notes (Subord.),
                 13.00%, 8/1/09  ...      $  1,160,000
    1,000,000    Sun World
                 International,
                 Incorporated,
                 1st Mtge. Notes,
                 11.25%, 4/15/04 (e)         1,072,500
    1,450,000    Trump Atlantic City
                 Associates,
                 1st Mtge. Notes,
                 11.25%, 5/1/06  ...         1,428,250
                                          ------------
                                             9,297,900
                                          ------------
                 Healthcare Products &
                 Services - 0.5%
    1,000,000    Integrated Health
                 Services,
                 Incorporated,
                 Sr. Notes (Subord.),
                 9.50%, 9/15/07 (e)          1,015,000
                                          ------------
                 Manufacturing -
                 Distribution - 1.1%
    1,000,000    Interlake
                 Corporation,
                 Sr. Notes,
                 12.00%, 11/15/01            1,100,000
    1,000,000    Unisys Corporation,
                 Sr. Notes,
                 11.75%, 10/15/04            1,140,000
                                          ------------
                                             2,240,000
                                          ------------
                 Metal Products &
                 Services - 0.7%
    1,000,000    Oxford Automotive,
                 Incorporated,
                 Sr. Notes (Subord.),
                 10.13%, 6/15/07 (e)         1,020,000
      550,000    Republic Engineered
                 Steels,
                 Incorporated,
                 1st Mtge. Notes,
                 9.88%, 12/15/01 ...           528,000
                                          ------------
                                             1,548,000
                                          ------------
                 Paper &
                 Packaging - 1.0%
      500,000    Consumers
                 International,
                 Incorporated,
                 Sr. Secd. Notes,
                 10.25%, 4/1/05 (e)            535,000
    1,500,000    Delta Mills,
                 Incorporated,
                 Sr. Notes,
                 9.63%, 9/1/07 (e)           1,515,000
                                          ------------
                                             2,050,000
                                          ------------
                 Publishing,
                 Broadcasting &
                 Entertainment - 2.6%
    1,000,000    Big Flower Press
                 Holdings,
                 Incorporated,
                 Sr. Notes (Subord.),
                 8.88%, 7/1/07   ...         1,000,000
    1,625,000    Capstar Broadcasting
                 Partners,
                 Sr. Disc. Notes,
                 12.75%, 2/1/09  ...         1,121,250
    1,450,000    Echostar Satellite
                 Broadcast
                 Corporation,
                 Sr. Secd. Disc.
                 Notes,
                 (Eff. Yield 10.05%)
                 (d),
                 0.00%, 3/15/04  ...         1,167,250

                                    EVERGREEN
                              Strategic Income Fund

                       Schedule of Investments (continued)

                          October 31, 1997 (Unaudited)



   Principal
   Amount                                             Value
CORPORATE BONDS - continued
                 Publishing, Broadcasting &
                 Entertainment - continued
 $  1,000,000    SFX Broadcasting, Incorporated,
                 Sr. Notes (Subord.), Series B,
                 10.75%, 5/15/06   ............      $ 1,085,000
    1,000,000    Sinclair Broadcast Group,
                 Incorporated,
                 Sr. Notes (Subord.),
                 10.00%, 9/30/05   ............        1,020,000
                                                     -----------
                                                       5,393,500
                                                     -----------
                 Retailing & Wholesale - 1.5%
    1,000,000    Finlay Fine Jewerly Corporation,
                 Sr. Notes,
                 10.63%, 5/1/03 ...............        1,052,500
    1,000,000    Hollywood Entertainment
                 Corporation,
                 Sr. Notes (Subord.),
                 10.63%, 8/15/04 (e)  .........        1,015,000
    1,000,000    Jitney Jungle Stores America,
                 Incorporated,
                 Sr. Notes (Subord.),
                 10.38%, 9/15/07 (e)  .........        1,040,000
                                                     -----------
                                                       3,107,500
                                                     -----------
                 Telecommunication Services &
                 Equipment - 5.5%
    1,500,000    Acme Television,
                 Sr. Disc. Notes,
                 (Eff. Yield 11.32%) (d),
                 0.00%, 9/30/04 (e)   .........        1,072,500
    2,450,000    Brooks Fiber Properties,
                 Incorporated,
                 Sr. Disc. Notes,
                 11.88%, 11/1/06   ............        1,914,062
      500,000    BTI Telecom Corporation,
                 Sr. Notes,
                 10.50%, 9/15/07 (e)  .........          500,000
    2,000,000    Comtel Brasileira,
                 10.75%, 9/26/04   ............        2,129,420
    1,700,000    Intermedia Communications
                 Incorporated,
                 Sr. Disc. Notes, Series B,
                 (Eff. Yield 9.93%) (d),
                 0.00%, 7/15/07 ...............        1,113,500
    2,400,000    Nextel Communications,
                 Incorporated,
                 Sr. Disc. Notes,
                 (Eff. Yield 11.17%) (d),
                 0.00%, 10/31/07 (e)  .........        1,320,000
    1,000,000    Talton Holdings, Incorporated,
                 Sr. Notes,
                 11.00%, 6/30/07 (e)  .........        1,060,000
      525,000    Teleport Communications Group,
                 Sr. Notes,
                 9.88%, 7/1/06  ...............          569,625
    1,000,000    Teleport Communications Group,
                 Sr. Disc. Notes,
                 (Eff. Yield 8.97%) (d),
                 0.00%, 7/1/07  ...............          782,500
      900,000    Tricom SA,
                 Sr. Notes,
                 11.38%, 9/1/04 (e)   .........          873,000
                                                     -----------
                                                      11,334,607
                                                     -----------


    Principal
   Amount                                              Value
CORPORATE BONDS - continued
                 Transportation - 1.1%
 $  1,000,000    Coach USA, Incorporated,
                 9.38%, 7/1/07  ...............      $   985,000
      500,000    Eletson Holdings, Incorporated,
                 9.25%, 11/15/03   ............          505,000
      850,000    Stena AB,
                 Sr. Notes,
                 8.75%, 6/15/07 ...............          852,125
                                                     -----------
                                                       2,342,125
                                                     -----------
                 Total Corporate Bonds
                 (cost $78,165,451)............       77,724,960
                                                     -----------
U.S. TREASURY OBLIGATIONS - 13.1%
                 U.S. Treasury Bonds: .........
    7,723,000     7.88%, 2/15/21   ............        9,268,836
    5,000,000     6.63%, 2/15/27   ............        5,301,550
                 U.S. Treasury Notes: .........
    6,900,000     6.63%, 4/30/02   ............        7,127,493
    5,250,000     6.00%, 6/30/99   ............        5,280,345
                                                     -----------
                 Total U.S. Treasury Obligations
                 (cost $25,596,776)............       26,978,224
                                                     -----------
MORTGAGE-BACKED SECURITIES - 13.2%
    1,986,654    FNMA,
                 7.73%, 9/1/97  ...............        2,083,503
    2,435,831    FHLMC Participation Certificate,
                 Pool #846298,
                 7.46%, 9/1/97  ...............        2,536,699
    3,015,073    FHLMC Participation Certificate,
                 Pool #607352,
                 7.93%, 9/1/97  ...............        3,180,902
    4,255,037    FNMA,
                 Pool #322356,
                 7.00%, 9/1/25  ...............        4,285,589
    5,666,367    FNMA,
                 Pool #324193,
                 7.00%, 9/1/25  ...............        5,707,051
    7,420,283    GNMA,
                 Pool #780163,
                 6.50%, 7/15/09 ...............        7,472,447
    1,984,206    Independent National Mortgage
                 Corporation,
                 7.85%, 9/1/97 (e) ............        2,007,570
                                                     -----------
                 Total Mortgage-Backed Securities
                 (cost $26,823,822)   .........       27,273,761
                                                     -----------
FOREIGN BONDS (U.S. DOLLARS) - 8.6%
      500,000    Azteca Holdings SA DE CV,
                 Sr. Secd. Notes,
                 11.00%, 6/15/02 (e)  .........          490,000
                 Grupo Industrial Durango S.A.,
                 Notes:
    2,500,000     12.00%, 7/15/01  ............        2,600,000
    1,000,000     12.63%, 8/1/03   ............        1,070,000
    1,425,000    TV Azteca SA DE CV,
                 Sr. Notes, Series B,
                 10.50%, 2/15/07   ............        1,403,625

                                    EVERGREEN
                              Strategic Income Fund

                       Schedule of Investments (continued)

                          October 31, 1997 (Unaudited)


      Principal
      Amount                                                  Value
FOREIGN BONDS (U.S. DOLLARS) - continued
   $    5,000,000      United Mexican States,
                       9.88%, 1/15/07   ...............      $ 5,050,000
        8,468,000      Venezuela Republic,
                        9.25%, 9/15/27  ...............        7,155,460
                                                             -----------
                       Total Foreign Bonds (U.S. Dollars)
                       (cost $18,984,072)  ............       17,769,085
                                                             -----------
FOREIGN BONDS (NON U.S. DOLLARS) - 20.7%
                       Denmark (Kingdom of), Deb.:
        3,750,000
         DKK            7.00%, 12/15/04 ...............          610,791
        2,000,000
         DKK            9.00%, 11/15/98 ...............          318,889
       34,875,000
         DKK            8.00%, 5/15/03  ...............        5,921,407
          400,000      European Investment Bank,
         GBP            7.63%, 12/7/06  ...............          704,447
        3,365,000      Exide Holdings,
         DEM            9.13%, 4/15/04  ...............        1,952,083
       10,350,000      Germany (Republic of), Deb.,
         DEM            6.88%, 5/12/05  ...............        6,517,534
                       Italy (Republic of):
    1,105,000,000
         ITL            9.50%, 2/1/06   ...............          792,950
    6,595,000,000
         ITL            6.75%, 2/1/07   ...............        4,052,828
        1,000,000      Microcell Telecommunications,
         CAD            Sr. Disc. Notes,
                       (Eff. Yield 15.78%) (d),
                       0.00%, 10/15/07 (e) ............          397,346
        4,000,000      Ontario Province Canada,
         CAD            7.50%, 1/19/06  ...............        3,188,219
        4,000,000      Quebec Province Canada,
         CAD            7.75%, 3/30/06  ...............        3,205,733
        1,000,000      Rogers Communications
         CAD            Incorporated,
                       Sr. Notes,
                       8.75%, 7/15/07   ...............          713,804
       32,000,000      Spain (Government of):
         ESP            11.45%, 8/30/98 ...............          230,931
       23,000,000
         ESP            12.25%, 3/25/00 ...............          182,963
        4,200,000      Sweden (Kingdom of):
         SEK            10.25%, 5/5/03  ...............          669,828
       30,000,000
         SEK            6.00%, 2/9/05   ...............        3,953,724
        5,268,000      United Kingdom Treasury,
         GBP            7.25%, 12/7/07  ...............        9,291,360
                                                             -----------
                       Total Foreign Bonds (Non U.S.
                       Dollars)
                       (cost $43,391,948)  ............       42,704,837
                                                             -----------



  Shares                                              Value
COMMON         STOCKS AND WARRANTS - 0.8% Food & Beverage Products - 0.1%
    117,800    Iowa Select Farms,
               Warrants (2/4/94-$955,122) (a)(b)     $  294,500
                                                     ----------
               Gaming - 0.6%
    104,514    Casino America, Incorporated (a)         307,010
     19,582    Casino America, Incorporated,
               Warrants (a)  ..................             196
    170,042    Colorado Gaming and Entertainment
               Company (a)   ..................         935,231
     87,342    Grand Palais Casino,
               Incorporated,
               Warrants (8/15/94-$57) (a) (b)                87
     72,794    Grand Palais Casino,
               Incorporated, Series A,
               Warrants (8/15/94-$727) (a) (b)               73
     39,706    Grand Palais Casino,
               Incorporated, Series B,
               Warrants (8/15/94-$397) (a) (b)               39
    350,735    Grand Palais Casino,
               Incorporated, Series C,
               Warrants (8/15/94-$3,507) (a) (b)            351
    160,136    Grand Palais Casino,
               Incorporated, Series D,
               Warrants (8/15/94-$0) (a) (b)                160
                                                     ----------
                                                      1,243,147
                                                     ----------
               Telecommunication Service &
               Equipment - 0.1%
      3,717    Nextel Communications,
               Incorporated (a) ...............          97,804
      4,820    Nextel Communications,
               Incorporated (a)
               Warrants   .....................           4,820
                                                     ----------
                                                        102,624
                                                     ----------
               Total Common Stocks and Warrants
               (cost $3,094,289)...............       1,640,271
                                                     ----------
PREFERRED STOCK - 0.5%
               Finance & Insurance - 0.5%
               (cost $2,106,054)
      2,156    Ampex, Incorporated (a) (b) (c)        1,093,092
                                                     ----------

                                    EVERGREEN
                              Strategic Income Fund

                       Schedule of Investments (continued)

                          October 31, 1997 (Unaudited)


  Principal
  Amount                                          Value
REPURCHASE AGREEMENT - 5.3%
  (Cost $10,968,000)
$10,968,000   Keystone Joint Repurchase
              Agreement (Investments in
              repurchase agreements, in a
              joint
              trading, account, dated
              10/31/97,
              maturity value $10,973,240) (f),
              5.73%, 11/3/97 ...............    $ 10,968,000
                                                ------------
              Total Investments
              (cost $209,130,412)    99.8%       206,152,230
              Other Assets and
              Liabilities - Net ...   0.2            501,746
                                    -----       ------------
              Net Assets  ......... 100.0%      $206,653,976
                                    =====       ============


(a) Non-income producing.
(b) All or a portion of these securities are either (1) restricted securities (i.e., securities which may not be publicly sold without registration under the Federal Securities Act of 1933) or (2) illiquid securities, and are valued using market quotations where readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Trustees. The Fund may make investments in an amount up to 15% of the value of the Fund's net assets in such securities. The date of acquisition and cost are set forth in parentheses after the description of each restricted security. On the date of acquisition there were no market quotations on similiar securities and the securities were valued at acquisition cost. At October 31, 1997, the fair value of these restricted securities was $4,593,498 (2.22% of the Fund's net assets).
(c) Securities which have defaulted on payment of interest and/or principal. The Fund has stopped accruing income on these securities. At October 31, 1997, the face value of these securities was $1,093,117 (0.53% of the Fund's net assets).
(d) Effective yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until its maturity date.
(e) Securities that may be resold to "quailified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(f) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at October 31, 1997.



Legend of Portfolio Abbreviations:
CAD   Canadian Dollar
DEM   German Deutsche Mark
DKK   Danish Krone
ESP   Spanish Peseta
FHLMC Federal Home Loan Mortgage Corporation
FNMA  Federal National Mortgage Association
GBP   Pound Sterling
GNMA  Government National Mortgage Association
ITL   Italian Lira
SEK   Swedish Krona



FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS



 Forward Foreign Currency Exchange Contracts to Sell:
                                                                                         Net Unrealized
                                                     U.S. $ Value at     In Exchange      Appreciation
Exchange Date          Contracts to Deliver       October 31, 1997      for U.S. $     (Depreciation)
---------------   ------------------------------- ------------------   -------------   ---------------
   1/16/98          8,000,000  Canadian Dollars          5,698,229          5,794,582      $   96,353
   1/21/98         40,000,000  Deutsche Mark            23,312,238         22,704,053        (608,185)
   1/2/98           5,000,000  Pound Sterling            8,366,591          8,062,000        (304,591)

                  See Combined Notes to Financial Statements.

                                    EVERGREEN
                              U.S. Government Fund

                             Schedule of Investments

                          October 31, 1997 (Unaudited)





  Principal
  Amount                                             Value
MORTGAGE-BACKED SECURITIES - 48.0%
              Federal Home Loan Mortgage
              Corp. - 10.1%
 $14,129,056  6.50%, 04/01/26   ...............    $ 13,931,531
   1,750,000  7.80%, 09/12/16   ...............       1,896,828
   5,009,832  8.00%, 07/01/17 - 04/01/22 ......       5,236,154
   3,418,367  8.50%, 02/01/17 - 10/01/17 ......       3,605,624
   3,189,870  9.00%, 11/01/19 - 04/01/21 ......       3,447,014
   1,215,139  9.50%, 09/01/20   ...............       1,312,496
   1,703,352  10.00%, 12/01/19 - 08/01/21   ...       1,859,370
   1,740,605  10.50%, 12/01/19  ...............       1,911,402
                                                   ------------
                                                     33,200,419
                                                   ------------
              Federal National Mortgage
              Assn. - 14.7%
   4,709,003  6.50%, 01/01/24   ...............       4,631,013
  17,172,668  7.00%, 08/01/25 - 09/01/25 ......      17,231,651
  11,661,168  7.50%, 07/01/23 - 07/01/25 ......      11,919,906
  11,049,857  8.00%, 08/01/25   ...............      11,472,514
   1,604,956  9.50%, 06/01/22   ...............       1,722,821
   1,043,385  11.00%, 01/01/16  ...............       1,159,305
                                                   ------------
                                                     48,137,210
                                                   ------------
              Government National Mortgage
              Assn. - 23.2%
   3,739,625  6.50%, 10/15/25   ...............       3,704,397
  18,121,806  7.00%, 12/15/22 - 12/15/25 ......      18,238,741
  10,158,640  7.50%, 02/15/22 - 03/15/23 ......      10,396,758
  19,139,734  8.00%, 02/15/23 - 08/15/24 ......      19,944,968
  10,600,052  8.50%, 12/15/21 - 07/15/24 ......      11,147,062
   5,105,144  9.00%, 01/15/20 - 06/15/21 ......       5,451,339
   5,196,275  9.50%, 05/15/17 - 02/15/21 ......       5,629,842
   1,143,160  10.00%, 12/15/18  ...............       1,253,190
                                                   ------------
                                                     75,766,297
                                                   ------------
              Total Mortgage-Backed Securities
              (cost $155,104,117)  ............     157,103,926
                                                   ------------
U.S. TREASURY OBLIGATIONS - 50.3%
              U.S. Treasury Bonds - 22.6%
   7,800,000  6.38%, 8/15/27 ..................       8,041,316
   7,520,000  7.88%, 2/15/21 ..................       9,021,654
   8,100,000  8.50%, 2/15/20 ..................      10,302,196
   3,650,000  8.75%, 11/15/08   ...............       4,158,723
   3,080,000  8.75%, 8/15/20 ..................       4,017,478


  Principal
   Amount                                             Value
U.S. TREASURY OBLIGATIONS - continued
              U.S. Treasury Bonds - continued
 $14,010,000  8.88%, 8/15/17 ..................    $ 18,226,141
   6,000,000  8.88%, 2/15/19 ..................       7,861,878
   9,300,000  9.25%, 2/15/16 ..................      12,392,259
                                                   ------------
                                                     74,021,645
                                                   ------------
              U.S. Treasury Notes - 27.7%
   3,500,000  6.00%, 6/30/99 ..................       3,521,879
   1,500,000  6.25%, 5/31/99 ..................       1,514,064
   7,500,000  6.25%, 6/30/02 ..................       7,647,660
   3,000,000  6.75%, 4/30/00 ..................       3,074,064
  12,000,000  7.75%, 11/30/99   ...............      12,491,256
   9,800,000  7.75%, 1/31/00 ..................      10,225,692
  21,500,000  7.88%, 11/15/99   ...............      22,413,771
   1,600,000  7.88%, 11/15/04   ...............       1,783,501
   6,850,000  8.25%, 7/15/98 ..................       6,976,300
   6,680,000  8.88%, 11/15/97   ...............       6,688,357
  13,700,000  9.25%, 8/15/98 ..................      14,085,326
                                                   ------------
                                                     90,421,870
                                                   ------------
              Total U. S. Treasury Obligations
              (cost $166,233,860)  ............     164,443,515
                                                   ------------
REPURCHASE AGREEMENT - 0.6%
(cost $2,011,045)
   2,011,045  Donaldson, Lufkin & Jenrette
              Securities Corp.,5.68% dated
              10/31/97, due 11/3/97, maturity
              value
              $2,011,997 (Collateralized by
              $1,850,000 U.S. Treasury Notes,
              6.375% due 5/15/00 and $88,000
              U.S. Treasury Bonds, 9.25%, due
              2/15/16, total value including
              accrued
              interest $2,052,227) ............       2,011,045
                                                   ------------
              Total Investments
              (cost $323,349,022) ......   98.9%    323,558,486
              Other Assets And
              Liabilities - Net   ......    1.1       3,725,993
                                          -----    ------------
              Net Assets ...............  100.0%   $327,284,479
                                          =====    ============


                  See Combined Notes to Financial Statements.

                                    EVERGREEN
                              Long Term Bond Funds

                      Statements of Assets and Liabilities

                          October 31, 1997 (Unaudited)



                                                                                              Strategic          U.S.
                                                                                              Income         Government
                                                                                               Fund             Fund
                                                                                           ---------------- ----------------
Assets
 Investments at market value (identified cost - $209,130,412 and $323,349,022,              $ 206,152,230    $ 323,558,486
  respectively)
 Cash ....................................................................................        700,364                0
 Interest receivable .....................................................................      3,803,750        4,607,562
 Receivable for Fund shares sold .........................................................        286,305          286,951
 Unrealized appreciation on forward foreign currency exchange contracts ..................         96,353                0
 Receivable for investments sold .........................................................         84,445                0
 Receivable for closed forward foreign currency exchange contracts   .....................         12,289                0
 Prepaid expenses and other assets  ......................................................         59,718           57,906
------------------------------------------------------------------------------------------  -------------    -------------
   Total assets   ........................................................................    211,195,454      328,510,905
------------------------------------------------------------------------------------------  -------------    -------------
Liabilities
 Payable for investments purchased  ......................................................      2,353,194                0
 Unrealized depreciation on forward foreign currency exchange contracts ..................        912,776                0
 Payable for Fund shares redeemed   ......................................................        553,076          409,011
 Distributions to shareholders   .........................................................        449,685          450,324
 Due to related parties ..................................................................        115,823          143,161
 Distribution fee payable  ...............................................................        108,638          137,157
 Accrued expenses and other liabilities   ................................................         48,286           86,773
------------------------------------------------------------------------------------------  -------------    -------------
   Total liabilities .....................................................................      4,541,478        1,226,426
------------------------------------------------------------------------------------------  -------------    -------------
Net assets  ..............................................................................  $ 206,653,976    $ 327,284,479
==========================================================================================  =============    =============
Net assets represented by
 Paid-in capital  ........................................................................  $ 270,820,957    $ 345,052,546
 Accumulated distributions in excess of net investment income  ...........................       (570,304)               0
 Accumulated net realized loss on investments and foreign currency related transactions       (59,827,532)     (17,977,531)
 Net unrealized appreciation (depreciation) on investments and foreign currency related
    transactions                                                                               (3,769,145)         209,464
------------------------------------------------------------------------------------------  -------------    -------------
   Total net assets  .....................................................................  $ 206,653,976    $ 327,284,479
==========================================================================================  =============    =============
Net assets consists of
 Class A .................................................................................  $  64,682,935    $  37,329,413
 Class B .................................................................................    118,072,444      145,590,981
 Class C .................................................................................     22,661,423        6,260,001
 Class Y .................................................................................      1,237,174      138,104,084
------------------------------------------------------------------------------------------  -------------    -------------
                                                                                            $ 206,653,976    $ 327,284,479
=========================================================================================   =============    =============
Shares outstanding
 Class A .................................................................................      9,165,147        3,862,891
 Class B .................................................................................     16,652,601       15,064,865
 Class C .................................................................................      3,200,001          647,823
 Class Y .................................................................................        179,674       14,290,367
------------------------------------------------------------------------------------------  -------------    -------------
Net asset value per share
 Class A .................................................................................  $        7.06    $        9.66
==========================================================================================  =============    =============
 Class A - Offering price (based on sales charge of 4.75%)  ..............................  $        7.41    $       10.14
==========================================================================================  =============    =============
 Class B .................................................................................  $        7.09    $        9.66
==========================================================================================  =============    =============
 Class C .................................................................................  $        7.08    $        9.66
==========================================================================================  =============    =============
 Class Y .................................................................................  $        6.89    $        9.66
==========================================================================================  =============    =============

                   See Combined Notes to Financial Statements.

                                    EVERGREEN
                              Long Term Bond Funds

                            Statements of Operations

                  Six Months Ended October 31, 1997 (Unaudited)


                                                                                             Strategic        U.S.
                                                                                             Income        Government
                                                                                              Fund           Fund
                                                                                           -------------- ---------------
Investment income
 Interest (Net of foreign withholding taxes of $2,672 and $0, respectively)...............  $ 8,461,776    $11,482,206
 Other income  ...........................................................................      103,125              0
------------------------------------------------------------------------------------------  -----------    -----------
                                                                                              8,564,901     11,482,206
                                                                                            -----------    -----------
Expenses
 Distribution Plan expenses   ............................................................      773,664        775,981
 Management fee   ........................................................................      652,569        771,774
 Transfer agent fees .....................................................................      265,957        182,558
 Custodian fees   ........................................................................       47,274         52,355
 Professional fees   .....................................................................       21,463         16,699
 Trustees' fees and expenses  ............................................................       18,845          7,655
 Administrative services fees ............................................................       16,698         53,704
 Other   .................................................................................       74,449        104,290
------------------------------------------------------------------------------------------  -----------    -----------
  Total expenses  ........................................................................    1,870,919      1,965,016
 Less: Indirectly paid expenses  .........................................................         (673)          (187)
------------------------------------------------------------------------------------------  -----------    -----------
  Net expenses ...........................................................................    1,870,246      1,964,829
------------------------------------------------------------------------------------------  -----------    -----------
 Net investment income  ..................................................................    6,694,655      9,517,377
==========================================================================================  ===========    ===========
Net realized and unrealized gain (loss) on investments and foreign currency related transactions
 Realized gain (loss) on:
  Investments  ...........................................................................    4,585,991       (320,586)
  Foreign currency related transactions   ................................................      422,255              0
------------------------------------------------------------------------------------------  -----------    -----------
 Net realized gain (loss) on investments and foreign currency related transactions  ......    5,008,246       (320,586)
------------------------------------------------------------------------------------------  -----------    -----------
 Net change in unrealized appreciation (depreciation) on:
  Investments  ...........................................................................    2,388,577      8,759,667
  Foreign currency related transactions   ................................................     (754,873)             0
------------------------------------------------------------------------------------------  -----------    -----------
 Net change in unrealized appreciation (depreciation) on investments and foreign related      1,633,704      8,759,667
------------------------------------------------------------------------------------------  -----------    -----------
  transactions
-------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments and foreign currency related                 6,641,950      8,439,081
------------------------------------------------------------------------------------------  -----------    -----------
  transactions
-------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations ....................................  $13,336,605    $17,956,458
==========================================================================================  ===========    ===========

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Long Term Bond Funds

                      Statements of Changes in Net Assets

                 Six Months Ended October 31, 1997 (Unaudited)


                                                                                              Strategic          U.S.
                                                                                               Income        Government
                                                                                                Fund            Fund
                                                                                           ---------------- ----------------
Operations
 Net investment income  ..................................................................  $   6,694,655    $   9,517,377
 Net realized gain (loss) on investments and foreign currency related transactions  ......      5,008,246         (320,586)
 Net change in unrealized appreciation (depreciation) on investments and foreign currency       1,633,704        8,759,667
------------------------------------------------------------------------------------------  -------------    -------------
  related transactions
-------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations   .................................     13,336,605       17,956,458
------------------------------------------------------------------------------------------  -------------    -------------
Distributions to shareholders from
 Net investment income
  Class A   ..............................................................................     (2,242,865)        (870,690)
  Class B   ..............................................................................     (3,685,302)      (4,113,220)
  Class C   ..............................................................................       (748,280)         (95,444)
  Class Y   ..............................................................................        (12,114)      (4,438,230)
------------------------------------------------------------------------------------------  -------------    -------------
  Total distributions to shareholders  ...................................................     (6,688,561)      (9,517,584)
------------------------------------------------------------------------------------------  -------------    -------------
Capital share transactions
 Shares issued in connection with the acquisition of:
  Keystone World Bond Fund ...............................................................     13,364,630                0
  Keystone Government Securities Fund  ...................................................              0       41,845,369
 Proceeds from shares sold ...............................................................     24,767,014       20,943,869
 Proceeds from reinvestment of distributions .............................................      3,609,205        6,505,914
 Payment for shares redeemed  ............................................................    (34,845,268)     (38,288,095)
------------------------------------------------------------------------------------------  -------------    -------------
  Net increase in net assets resulting from capital share transactions  ..................      6,895,581       31,007,057
------------------------------------------------------------------------------------------  -------------    -------------
   Total increase in net assets  .........................................................     13,543,625       39,445,931
Net assets
 Beginning of period .....................................................................    193,110,351      287,838,548
------------------------------------------------------------------------------------------  -------------    -------------
 End of period ...........................................................................  $ 206,653,976    $ 327,284,479
==========================================================================================  =============    =============
Undistributed net investment income (accumulated distributions in excess of net             $    (570,304)   $           0
==========================================================================================  =============    =============
  investment income)
===========================================================================================

                   See Combined Notes to Financial Statements

                                   EVERGREEN
                              Long Term Bond Funds

                      Statements of Changes in Net Assets

                                 Prior Periods


                                                                  Strategic Income Fund
                                                           ------------------------------------
                                                           Nine Months Ended     Year Ended
                                                            April 30, 1997*     July 31, 1996
                                                           ------------------- ----------------
Operations
 Net investment income   .................................   $  10,700,165      $  19,336,690
 Net realized gain (loss) on investments and foreign
  currency related transactions   ........................       5,462,277         (3,931,838)
 Net change in unrealized appreciation (depreciation) on
  investments and foreign currency related transactions         (2,698,555)           247,245
----------------------------------------------------------   -------------      -------------
  Net increase in net assets resulting from operations ...      13,463,887         15,652,097
----------------------------------------------------------   -------------      -------------
Distributions to shareholders from
 Net investment income   .................................
  Class A ................................................      (3,484,550)        (5,945,153)
  Class B ................................................      (5,810,734)        (9,706,657)
  Class C ................................................      (1,404,882)        (2,690,979)
  Class Y ................................................               0                  0
 In excess of net investment income  .....................
  Class A ................................................        (256,701)                 0
  Class B ................................................        (428,067)                 0
  Class C ................................................        (103,495)                 0
 Tax basis return of capital   ...........................
  Class A ................................................               0           (564,217)
  Class B ................................................               0           (921,197)
  Class C ................................................               0           (255,384)
----------------------------------------------------------   -------------      -------------
  Total distributions to shareholders   ..................     (11,488,429)       (20,083,587)
----------------------------------------------------------   -------------      -------------
Capital share transactions
 Proceeds from shares sold  ..............................      25,911,778         28,128,495
 Proceeds from shares issued in acquisition of Evergreen
  U.S. Government Securities Fund ........................               0                  0
 Proceeds from reinvestment of distributions  ............       6,009,396         10,567,921
 Payment for shares redeemed   ...........................     (64,109,043)       (92,224,304)
----------------------------------------------------------   -------------      -------------
  Net increase (decrease) in net assets resulting from
   capital share transactions  ...........................     (32,187,869)       (53,527,888)
----------------------------------------------------------   -------------      -------------
   Total increase (decrease) in net assets ...............     (30,212,411)       (57,959,378)
Net assets
 Beginning of period  ....................................     223,322,762        281,282,140
----------------------------------------------------------   -------------      -------------
 End of period  ..........................................   $ 193,110,351      $ 223,322,762
==========================================================   =============      =============
Undistributed net income (accumulated distributions in
 excess of net investment income) ........................   $    (576,398)     $  (1,169,996)
==========================================================   =============      =============



                                                                  U.S. Government Fund
                                                           -----------------------------------
                                                           Ten Months Ended    Year Ended
                                                           April 30, 1997**   June 30, 1996
                                                           ------------------ ----------------
Operations
 Net investment income   .................................   $  15,898,690     $  18,766,488
 Net realized gain (loss) on investments and foreign
  currency related transactions   ........................      (3,340,851)       (3,731,984)
 Net change in unrealized appreciation (depreciation) on
  investments and foreign currency related transactions          2,370,773        (3,860,415)
-----------------------------------------------------------  -------------     -------------
  Net increase in net assets resulting from operations ...      14,928,612        11,174,089
-----------------------------------------------------------  -------------     -------------
Distributions to shareholders from
 Net investment income   .................................
  Class A ................................................      (1,050,495)       (1,406,673)
  Class B ................................................      (7,610,760)      (10,727,964)
  Class C ................................................         (35,021)          (28,511)
  Class Y ................................................      (7,202,207)       (6,603,340)
 In excess of net investment income  .....................
  Class A ................................................               0                 0
  Class B ................................................               0                 0
  Class C ................................................               0                 0
 Tax basis return of capital   ...........................
  Class A ................................................               0                 0
  Class B ................................................               0                 0
  Class C ................................................               0                 0
-----------------------------------------------------------  -------------     -------------
  Total distributions to shareholders   ..................     (15,898,483)      (18,766,488)
-----------------------------------------------------------  -------------     -------------
Capital share transactions
 Proceeds from shares sold  ..............................      26,211,170       138,179,343
 Proceeds from shares issued in acquisition of Evergreen
  U.S. Government Securities Fund ........................               0         5,739,713
 Proceeds from reinvestment of distributions  ............      10,717,216        11,871,813
 Payment for shares redeemed   ...........................     (56,670,711)      (71,866,685)
-----------------------------------------------------------  -------------     -------------
  Net increase (decrease) in net assets resulting from
   capital share transactions  ...........................     (19,742,325)       83,924,184
-----------------------------------------------------------  -------------     -------------
   Total increase (decrease) in net assets ...............     (20,712,196)       76,331,785
Net assets
 Beginning of period  ....................................     308,550,744       232,218,959
-----------------------------------------------------------  -------------     -------------
 End of period  ..........................................   $ 287,838,548     $ 308,550,744
===========================================================  =============     =============
Undistributed net income (accumulated distributions in
 excess of net investment income) ........................   $         207     $           0
===========================================================  =============     =============

* During the period, the Strategic Income Fund changed its fiscal year end from July 31 to April 30.
** During the period, the U.S. Government Fund changed its fiscal year end from June 30 to April 30.


                  See Combined Notes to Financial Statements.

               Combined Notes to Financial Statements (Unaudited)


1. ORGANIZATION


The Evergreen Long Term Bond Funds consist of Evergreen Strategic Income Fund (formerly Keystone Strategic Income Fund) ("Strategic Income Fund") and Evergreen U.S. Government Fund ("U.S. Government Fund") both of which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. Strategic Income Fund and U.S. Government Fund (a separate series of Evergreen Investment Trust) are collectively referred to herein as the "Funds".

The Funds offer Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares of Strategic Income Fund purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares of Strategic Income Fund purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
U.S. government obligations held by the Funds are valued at the mean between the over-the-counter bid and asked prices. Corporate bonds, other fixed-income securities, and mortgage and other asset-backed securities are valued at prices provided by an independent pricing service. In determining a price for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various relationships between similar securities which are generally recognized by institutional traders.

The Strategic Income Fund values securities traded on a national securities exchange or included on the NASDAQ National Market System ("NMS") at the last reported sales price on the exchange where primarily traded. The Fund values securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market at the mean between the last reported bid and asked price.

Securities for which valuations are not readily available from an independent pricing service or market quotations are not readily available (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Short term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value. Short term investments with greater than 60 days to maturity are valued at market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Strategic Income Fund, along with certain other funds managed by Keystone Investment Management Company ("Keystone"), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Reverse Repurchase Agreements
To obtain short-term financing, Strategic Income Fund may enter into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

D. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign currency exchange rates is a component of net unrealized appreciation (depreciation) on investments and foreign currency related transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency related transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received and are included in realized gain (loss) on foreign currency related transactions. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain (loss) on foreign currency related transactions.

E. Forward Foreign Currency Exchange Contracts
The Strategic Income Fund may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabilities. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain (loss) on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward contracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

F. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

G. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

H. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment for paydown gains (losses) and for foreign currency related transactions.

I. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

J. Organization Expenses
Organizational expenses for the U.S. Government Fund were initially borne by the Fund's prior administrator. The U.S. Government Fund agreed to reimburse such expenses during the five-year period following its commencement of operations. As a result of the change in the administration agreement, First Union purchased the remaining unreimbursed organizational expenses from the prior administrator. For the six months ended October 31, 1997, the U.S. Government Fund paid $5,566 in unreimbursed organization expenses. As of October 31, 1997 there were no unreimbursed organization expenses for the U.S.
Government Fund.


3. CAPITAL SHARE TRANSACTIONS

Strategic Income Fund has an unlimited number of shares of beneficial interest with no par value authorized. U.S. Government Fund has an unlimited number of shares of beneficial interest with a par value of $0.0001 authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and Class Y. Transactions in shares of the Funds were as follows:

--------------------------------------------------------------------------------
STRATEGIC INCOME FUND



                                                          Six Months Ended                Nine Months Ended
                                                          October 31, 1997                  April 30, 1997
                                                  -------------------------------- --------------------------------
                                                    Shares           Amount          Shares           Amount
                                                  --------------- ---------------- --------------- ----------------
Class A
Shares issued in connection with acquisition of
 Keystone World Bond Fund   .....................    1,077,718     $   7,661,303    -               -
Shares sold  ....................................      735,680         5,161,974          722,925    $  5,021,195
Shares issued in reinvestment of distributions         170,677         1,200,982          280,932       1,940,819
Shares redeemed .................................   (1,432,679)      (10,063,504)  (2,450,268)       (16,920,382)
------------------------------------------------- ------------    --------------   --------------  --------------
Net increase (decrease)  ........................      551,396     $   3,960,755   (1,446,411)      $ (9,958,368)
------------------------------------------------- ------------    --------------   --------------  --------------
Class B
Shares issued in connection with acquisition of
 Keystone World Bond Fund   .....................      645,853     $   4,612,694    -               -
Shares sold  ....................................    2,457,090        17,319,192    2,590,485       $ 18,030,379
Shares issued in reinvestment of distributions         272,149         1,921,488      448,617          3,114,373
Shares redeemed .................................   (2,794,421)      (19,709,194)  (5,099,176)       (35,510,240)
------------------------------------------------- ------------    --------------   --------------  --------------
Net increase (decrease)  ........................      580,671     $   4,144,180   (2,060,074)     $(14,365,488)
------------------------------------------------- ------------    --------------   --------------  --------------
Class C
Shares issued in connection with acquisition of
 Keystone World Bond Fund   .....................      152,895     $   1,090,633    -               -
Shares sold  ....................................      147,490         1,038,294      413,449      $  2,860,197
Shares issued in reinvestment of distributions          67,719           477,579      137,625           954,204
Shares redeemed .................................     (720,735)       (5,061,036)  (1,679,415)      (11,678,421)
------------------------------------------------- ------------    --------------   --------------  --------------
Net decrease ....................................     (352,631)    $  (2,454,530)  (1,128,341)     $ (7,864,020)
================================================= ============    ==============   ==============  ==============



                                                             Year Ended
                                                           July 31, 1996
                                                  --------------------------------
                                                    Shares           Amount
                                                  --------------- ----------------
Class A
Shares issued in connection with acquisition of
 Keystone World Bond Fund   .....................  -               -
Shares sold  ....................................        862,737    $  5,908,665
Shares issued in reinvestment of distributions           493,925       3,365,004
Shares redeemed ................................. (3,779,494)       (25,781,907)
----------------------------------------------------------------  --------------
Net increase (decrease)  ........................ (2,422,832)     $(16,508,238)
----------------------------------------------------------------  --------------
Class B
Shares issued in connection with acquisition of
 Keystone World Bond Fund   .....................  -               -
Shares sold  ....................................  2,657,436      $ 18,284,154
Shares issued in reinvestment of distributions       781,880         5,354,257
Shares redeemed ................................. (6,840,568)      (46,918,273)
----------------------------------------------------------------  --------------
Net increase (decrease)  ........................ (3,401,252)     $(23,279,862)
----------------------------------------------------------------  --------------
Class C
Shares issued in connection with acquisition of
 Keystone World Bond Fund   .....................  -               -
Shares sold  ....................................    573,201      $  3,935,676
Shares issued in reinvestment of distributions       270,184         1,848,660
Shares redeemed ................................. (2,845,554)      (19,524,124)
----------------------------------------------------------------  --------------
Net decrease .................................... (2,002,169)     $(13,739,788)
================================================================  ==============


                                                                                January 13, 1997
                                                                                Commencement of
                                                                               Class (Operations)
                                                      Six Months Ended               Through
                                                      October 31, 1997           April 30, 1997
                                                --------------------------     ------------------
                                                 Shares         Amount        Shares    Amount
                                                -----------   -------------- --------   -------
Class Y
Shares sold   .................................  180,020       $1,247,554       1       $7
Shares issued in reinvestment of distributions     1,324            9,156       -         -
Shares redeemed  ..............................   (1,671)         (11,534)      -         -
----------------------------------------------- --------      -----------    --------     --
Net increase  .................................  179,673       $1,245,176       1       $7
=============================================== ========      ===========    ========   ==

--------------------------------------------------------------------------------
U.S. GOVERNMENT FUND



                                                             Six Months Ended                 Ten Months Ended
                                                             October 31, 1997                  April 30, 1997
                                                     -------------------------------- ---------------------------------
                                                       Shares           Amount          Shares           Amount
                                                     --------------- ---------------- --------------- -----------------
Class A
Shares issued in connection with the acquisition of
 Keystone Government Securities Fund ...............    2,239,125    $  21,547,304               -                 -
Shares sold  .......................................      227,176        2,174,699         294,513     $   2,785,151
Shares issued in reinvestment of distributions   ...       55,554          530,624          60,924           575,792
Shares redeemed ....................................     (566,802)      (5,397,165)       (606,651)       (5,738,805)
---------------------------------------------------- ------------    -------------    ------------    --------------
Net increase (decrease)  ...........................    1,955,053    $  18,855,462        (251,214)    $  (2,377,862)
---------------------------------------------------- ------------    -------------    ------------    --------------
Class B
Shares issued in connection with the acquisition of
 Keystone Government Securities Fund ...............    1,507,183    $  14,503,355               -                 -
Shares sold  .......................................      295,418        2,823,500         776,060     $   7,347,686
Shares issued in reinvestment of distributions   ...      216,902        2,068,558         394,931         3,733,484
Shares redeemed ....................................   (2,118,823)     (20,182,103)     (3,621,913)      (34,238,311)
---------------------------------------------------- ------------    -------------    ------------    --------------
Net decrease .......................................      (99,320)   $    (786,690)     (2,450,922)    $ (23,157,141)
---------------------------------------------------- ------------    -------------    ------------    --------------
Class C
Shares issued in connection with the acquisition of
 Keystone Government Securities Fund ...............      602,218    $   5,794,710               -                 -
Shares sold  .......................................       43,295          410,297          28,184     $     265,064
Shares issued in reinvestment of distributions   ...        6,377           61,018           1,432            13,539
Shares redeemed ....................................      (52,545)        (501,194)        (50,056)         (470,176)
---------------------------------------------------- ------------    -------------    ------------    --------------
Net increase (decrease)  ...........................      599,345    $   5,764,831         (20,440)    $    (191,573)
---------------------------------------------------- ------------    -------------    ------------    --------------
Class Y
Shares issued in connection with the acquisition of
 Evergreen U.S. Government Securities Fund .........            -                -               -                 -
Shares sold  .......................................    1,634,483    $  15,535,373       1,675,475     $  15,813,269
Shares issued in reinvestment of distributions   ...      403,218        3,845,714         676,410         6,394,401
Shares redeemed ....................................   (1,284,708)     (12,207,633)     (1,715,716)      (16,223,419)
---------------------------------------------------- ------------    -------------    ------------    --------------
Net increase .......................................      752,993    $   7,173,454         636,169     $   5,984,251
==================================================== ============    =============    ============    ==============



                                                                Year Ended
                                                               June 30, 1996
                                                     ---------------------------------
                                                       Shares           Amount
                                                     --------------- -----------------
Class A
Shares issued in connection with the acquisition of
 Keystone Government Securities Fund ...............            -                 -
Shares sold  .......................................      786,564     $   7,560,325
Shares issued in reinvestment of distributions   ...       78,565           755,991
Shares redeemed ....................................   (1,032,918)       (9,892,163)
-----------------------------------------------------------------    --------------
Net increase (decrease)  ...........................     (167,789)    $  (1,575,847)
-----------------------------------------------------------------    --------------
Class B
Shares issued in connection with the acquisition of
 Keystone Government Securities Fund ...............            -                 -
Shares sold  .......................................    1,702,353     $  16,401,640
Shares issued in reinvestment of distributions   ...      533,686         5,138,748
Shares redeemed ....................................   (4,576,583)      (43,960,576)
-----------------------------------------------------------------    --------------
Net decrease .......................................   (2,340,544)    $ (22,420,188)
-----------------------------------------------------------------    --------------
Class C
Shares issued in connection with the acquisition of
 Keystone Government Securities Fund ...............            -                 -
Shares sold  .......................................       43,395     $     420,990
Shares issued in reinvestment of distributions   ...        1,437            13,783
Shares redeemed ....................................      (12,168)         (117,297)
-----------------------------------------------------------------    --------------
Net increase (decrease)  ...........................       32,664     $     317,476
-----------------------------------------------------------------    --------------
Class Y
Shares issued in connection with the acquisition of
 Evergreen U.S. Government Securities Fund .........      590,505     $   5,739,713
Shares sold  .......................................   11,801,163       113,796,388
Shares issued in reinvestment of distributions   ...      620,463         5,963,291
Shares redeemed ....................................   (1,866,525)      (17,896,649)
-----------------------------------------------------------------    --------------
Net increase .......................................   11,145,606     $ 107,602,743
=================================================================    ==============

4. SECURITIES TRANSACTIONS


Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 1997:


                                         Cost of                       Proceeds
                                         Purchases                   from Sales
                               --------------------------   ---------------------------
                                   U.S.         Non-U.S.         U.S.        Non-U.S.
                                Government     Government    Government     Government
                               -----------     ----------   -----------     ----------
 Strategic Income Fund  ......  $44,801,030  $183,312,858    $54,912,996   $165,982,307
 U.S. Government Fund   ......   54,545,936   -               13,740,843           -

The average daily balance of reverse repurchase agreements outstanding for the Strategic Income Fund during the six months ended October 31, 1997 was approximately $2,176,989 at a weighted average interest rate of 5.64%. The maximum amount outstanding under reverse repurchase agreements during the six months ended October 31, 1997 for Strategic Income Fund was $4,035,547 (including accrued interest). There were no reverse repurchase agreements outstanding at October 31, 1997.

As of April 30, 1997, the Funds had capital loss carryovers for federal income tax purposes as follows:


                                                                Expiration
                         -----------------------------------------------------------------------------------------
                          1999        2000          2001          2002         2003         2004          2005
                         --------- ------------- ------------- ------------ ------------ ------------- -----------
Strategic Income Fund    $28,000   $11,547,000    $12,170,000   -           $5,288,000    $35,072,000   -
U.S. Government Fund ...  -         -               1,978,000  $6,521,000    -              2,973,000  $3,134,000

5. DISTRIBUTION PLANS


Evergreen Distributor, Inc. (formerly, Evergreen Keystone Distributor, Inc.) ("EDI"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans for each class of shares, except Class Y, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B and Class C also pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

During the six months ended October 31, 1997, amounts paid to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows


                              Class A    Class B    Class C
                              --------- ---------- ---------
Strategic Income Fund  ......  $73,990   $581,620   $118,054
U.S. Government Fund   ......   34,126    724,732     17,123

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts the Fund is permitted to pay under the Distribution Plans. Strategic Income Fund may reimburse the principal underwriter for such excess amounts in later years with annual interest at prime plus 1.00%. EDI intends to seek full payment of such distribution costs from Strategic Income Fund at such time in the future as, and to the extent that, payment thereof by the Class B or Class C shares would be within permitted limits.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, for Strategic Income Fund, after the termination of any Distribution Plan and subject to the discretion of the Independent Trustees, payments to EDI may continue as compensation for services which had been provided while the Distribution Plan was in effect.


6. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
TRANSACTIONS

Keystone, a subsidiary of First Union, is the investment adviser for Strategic Income Fund. In return for providing investment management and administrative services to Strategic Income Fund, the Fund pays Keystone a management fee that is calculated daily and paid monthly. The management fee is computed at an annual rate of 2.00% of Strategic Income Fund's gross investment income plus an amount determined by applying percentage rates, starting at 0.50% and declining to 0.25% per annum as net assets increase, to the average daily net asset value of the Fund. First Union serves as the investment adviser to the U.S. Government Fund and is paid a management fee that is computed and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets.

Evergreen Investment Services, Inc. (formerly, Evergreen Keystone Investments, Inc.) ("EIS"), a wholly-owned subsidiary of Keystone, is the administrator and BISYS is the sub-administrator for each Fund. As sub-administrator to the Funds, BISYS provides the officers of the Fund. The administrator and sub-administrator for each Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net asset value of the Fund. For the Strategic Income Fund, the sub-administration fee is paid by Keystone and is not a fund expense.

During the six months ended October 31, 1997, Strategic Income Fund and U.S. Government Fund paid or accrued to EIS $16,698 and $44,176, respectively, for certain administrative services.

Evergreen Service Company ("ESC") (formerly, Evergreen Keystone Service Company), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for the Strategic Income Fund. Effective May 5, 1997, ESC also began providing transfer and dividend disbursing agent services for U.S. Government Fund that were formerly provided by State Street Bank and Trust Company ("State Street"). For certain accounts, First Union had been sub-contracted by State Street to maintain shareholder sub-account records, take fund purchase and redemption orders and answer inquiries. For each account of U.S. Government Fund, First Union earned a fee which in aggregate totaled $22,320 for the six months ended October 31, 1997.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

7. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.


8. DEFERRED TRUSTEES' FEES

Each Independent Trustee of U.S. Government Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000. As of October 31, 1997, the value of the Trustees deferral account for U.S. Government Fund was $13,984.


9. FINANCING AGREEMENT

On October 31, 1996, a financing agreement among all of the Evergreen Funds and State Street, Societe Generale and ABN Amro Bank N.V. (collectively, the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted) allocated evenly among the Banks. Borrowings under this facility bear interest at 0.75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which will be allocated to all participating funds. State Street acts as agent for the Banks, and as agent, is entitled to a fee of $15,000 which is allocated to all of the Evergreen Funds. During the six months ended October 31, 1997, U.S. Government Fund had no borrowings under this agreement.


10. ACQUISITIONS

Effective August 1, 1997 the Strategic Income Fund acquired substantially all the assets and assumed certain liabilities of Keystone World Bond Fund in exchange for Class A, Class B and Class C shares of Strategic Income Fund and the U.S. Government Fund acquired substantially all the assets and assumed certain liabilities of Keystone Government Securities Fund in exchange for Class A, Class B and Class C shares of U.S. Government Fund. These acquisitions were accomplished by a tax-free exchange of the respective shares of each respective fund. The value of assets acquired, number of shares issued, unrealized appreciation (depreciation) acquired and the aggregate net assets of each fund immediately after the acquisition are as follows:


                                                                             Number of                  Net Assets
         Acquiring                     Acquired             Value of Net      Shares      Unrealized       After
            Fund                         Fund              Assets Acquired    Issued     Appreciation   Acquisition
---------------------------- ---------------------------- ----------------- ----------- -------------- -------------
                                    Keystone World
    Strategic Income Fund             Bond Fund              $13,364,630     1,876,466     $646,958     $209,617,315
                                       Keystone
    U.S. Government Fund ...  Government Securities Fund     41,845,369      4,348,526     776,840      330,218,346

Effective on the close of business on July 7, 1995, U.S. Government Fund acquired the net assets of Evergreen U.S. Government Securities Fund. The net assets were exchanged through a non-taxable exchange for 590,505 Class Y shares of the U.S. Government Fund. The acquired net assets consisted primarily of portfolio securities with an unrealized appreciation of $24,133. The aggregate net assets of Evergreen U.S. Government Securities Fund immediately prior to the acquisition was $5,739,713. The aggregate net assets of U.S. Government Fund immediately after the acquisition were $233,475,732.

                                                                   541075 Rev.01
      64078                                                                12/97